As filed with the Securities and Exchange Commission on March 9, 2005
                       File Nos. 333-103714 and 811-21317

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


   Pre-Effective Amendment No. __             Post-Effective Amendment No. __


                        (Check appropriate box or boxes)



                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

          1551 Jennings Mill Road - Suite 2400A, Bogart, Georgia 30622
          ------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (252) 972-9922
                                                 --------------

                               Julian G. Winters
     116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


                                 With a copy to:
                                 ---------------
                             Reinaldo Pascual, Esq.
                             Kilpatrick Stockton LLP
                        1100 Peachtree Street, Suite 2800
                             Atlanta, Georgia 30309



Approximate Date of Proposed Public Offering:

                                        As soon as practicable after the
                                        Registration Statement becomes Effective
                                        ----------------------------------------


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                              MURPHYMORRIS ETF FUND

                      1551 JENNINGS MILL ROAD - SUITE 2400A
                              BOGART, GEORGIA 30622
                                 1-800-715-3611

          SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON ___________2005

Dear Shareholder:

     I am writing to ask for your vote on important matters concerning your investment in the MurphyMorris ETF Fund (the "MurphyMorris Fund"), a series of The MurphyMorris Investment Trust (the "Trust"). The Trust's Board of Trustees has called a special meeting of shareholders (the "Special Meeting") of the MurphyMorris Fund for ____ a.m., on ________, 2005 at the offices of the North Carolina Shareholder Services, LLC, the Trust's transfer agent, 116 South Franklin Street, Rocky Mount, North Carolina 27804.

     At the Special Meeting, you will be asked to approve an agreement to reorganize the MurphyMorris Fund into the PMFM Core Advantage Portfolio Trust (the "PMFM Fund") in a tax-free reorganization. Please read the enclosed Proxy Statement/Prospectus carefully for differences in the investment strategies of the funds. The PMFM Fund is a mutual fund that, like the MurphyMorris Fund, invests primarily in ETFs. The PMFM Fund is managed by PMFM, Inc. ("PMFM"), a registered investment advisor, affiliated with MurphyMorris Money Management Co, the registered investment advisor for the MurphyMorris Fund. The portfolio managers of the PMFM Fund include most of the same portfolio managers of the MurphyMorris Fund. As you may know, PMFM has been assisting MurphyMorris Money Management Co. by handling the back office functions like executing the model and trading the portfolio since the inception of MurphyMorris Money Management Co.

     If approved by the MurphyMorris Fund's shareholders, you will become a shareholder of the PMFM Fund on the date that the reorganization occurs. There are no sales charges or redemption fees imposed in connection with the reorganization. Again, this is also a tax-free reorganization.

     Please read the PMFM Fund's Prospectus, a copy of which is included with this letter, to learn about its investment objective, strategies, risks and other important information. Once the reorganization is completed and the MurphyMorris Fund becomes part of the PMFM fund family you will have access to three additional PMFM managed mutual funds: the PMFM Managed Portfolio Trust, which has the same investment objective as the current MurphyMorris Fund, the PMFM Tactical Preservation Fund and the PMFM Tactical Opportunities Fund. As a part of the PMFM fund family you will have a broader range of investment objectives, without changing the investment management philosophy which is based on technical market analysis.

     After careful consideration, the Board of Trustees of the Trust unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

     No matter what size your investment is, your vote is critical. Therefore, whether or not you plan to attend the Special Meeting in person, please read the Proxy Statement/Prospectus carefully and cast your vote promptly. It is important that your vote be received no later than the time of the Special Meeting on _______, 2005. You may cast your vote by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

     If you have any questions about this transaction or the proxy materials, please do not hesitate contact me at 706-579-1392, or the Trust by calling toll free 1-800-715-3611. We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                            Sincerely
                                            MurphyMorris ETF Fund



                                            Gregory L. Morris
                                            President
March __, 2005

                          MURPHYMORRIS INVESTMENT TRUST

                              MURPHYMORRIS ETF FUND

                      1551 JENNINGS MILL ROAD - SUITE 2400A
                              BOGART, GEORGIA 30622
                                 1-800-715-3611

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          OF THE MURPHYMORRIS ETF FUND
                         TO BE HELD ON __________, 2005

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a special meeting of shareholders of the MurphyMorris ETF Fund (the "MurphyMorris Fund"), a series of The MurphyMorris Investment Trust (the "Trust"), will be held at the offices of the Trust's transfer agent, North Carolina Shareholder Services, LLC, 116 South Franklin Street, Rocky Mount, North Carolina 27804 on ________, 2005, at ______ a.m.

     At the Special Meeting you will be asked to consider and approve the following proposals:

     (1) To approve a proposed Agreement and Plan of Reorganization between the Trust, on behalf of the MurphyMorris Fund, and the PMFM Investment Trust on behalf of one of its series, the PMFM Core Advantage Portfolio Trust (the "PMFM Fund"), whereby (i) the PMFM Fund would acquire all of the assets of the MurphyMorris Fund in exchange solely for shares of beneficial interest in the PMFM Fund and the assumption of all liabilities of the MurphyMorris Fund and (ii) the MurphyMorris Fund would be subsequently liquidated.

     (2) To transact such other business as may properly come before the Special Meeting or any adjournments or postponements thereof.

     You may vote at the Special Meeting if you are the record owner of shares of the MurphyMorris Fund as of the close of business on ___________, 2005. If you attend the Special Meeting, you may vote your shares in person. Even if you do not attend the Special Meeting, you may vote by proxy by completing, signing, and returning the enclosed proxy card by mail in the envelope provided.

     Your vote is very important to us. Whether or not you plan to attend the Special Meeting in person, please vote the enclosed proxy. If you have any questions, please contact the Trust for additional information by calling toll-free 1-800-715-3611.

                                    By Order of the Board of Trustees of
                                    The MurphyMorris Investment Trust

                                    Julian G. Winters
                                    Secretary

______________, 2005

                           PROXY STATEMENT/PROSPECTUS

                              ______________, 2005

                              PROXY STATEMENT FOR:

                              MURPHYMORRIS ETF FUND
                 (A SERIES OF THE MURPHYMORRIS INVESTMENT TRUST)
                      1551 JENNINGS MILL ROAD - SUITE 2400A
                              BOGART, GEORGIA 30622
                                 1-800-715-3611

                                 PROSPECTUS FOR:

                       PMFM CORE ADVANTAGE PORTFOLIO TRUST
                     (A SERIES OF THE PMFM INVESTMENT TRUST)
                      1551 JENNINGS MILL ROAD - SUITE 2400A
                              BOGART, GEORGIA 30622
                                 1-866-383-7636

     This combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees of the MurphyMorris Investment Trust, a Delaware statutory trust
(the "Trust"), on behalf of its series, the MurphyMorris ETF Fund (the "MurphyMorris Fund"), for a Special Meeting of Shareholders of the MurphyMorris Fund (the "Special Meeting"). The Special Meeting will be held on _________, 2005, at _______ a.m., at the offices of the Trust's transfer agent, North Carolina Shareholder Services, LLC, 116 South Franklin Street, Rocky Mount, North Carolina 27804. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") that contemplates the reorganization (the "Reorganization") of the MurphyMorris Fund into the PMFM Core Advantage Portfolio Trust (the "PMFM Fund"; the MurphyMorris Fund and the PMFM Fund individually and collectively referred to as "Fund" and "Funds" respectively), a series of the PMFM Investment Trust, a Delaware statutory trust (the "PMFM Trust").

     The Reorganization Agreement provides for:

     o the transfer of all of the assets of the MurphyMorris Fund to the PMFM Fund in exchange for Investor Class shares of beneficial interest of the PMFM Fund;

     o the assumption by the PMFM Fund of all of the liabilities of the MurphyMorris Fund; and

     o the distribution of shares of beneficial interest of the PMFM Fund to the shareholders of the MurphyMorris Fund in connection with the liquidation of the MurphyMorris Fund.

     Because shareholders of the MurphyMorris Fund are being asked to approve the Reorganization Agreement that will result in the MurphyMorris Fund shareholders' ultimately holding shares of the PMFM Fund, this Proxy Statement also serves as a Prospectus for the shares of the PMFM Fund to be issued in connection with the Reorganization. The MurphyMorris Fund offers one class of shares. The PMFM Fund offers one class of shares: Investor Class shares. Holders of shares of the MurphyMorris Fund will receive an amount of Investor Class shares of the PMFM Fund equal in value to their MurphyMorris Fund shares.

     This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement.

HOW TO OBTAIN ADDITIONAL INFORMATION

     A Statement of Additional Information ("SAI") relating to this Proxy Statement/Prospectus dated ________, 2005, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference, and therefore is legally part of this Proxy Statement/Prospectus. You may receive a copy of the SAI without charge by contacting the PMFM Trust, c/o NC Shareholder Services, 116 South Franklin Street, P.O. Box 4365, Rocky Mount, NC 27803-0365 or by calling toll free 1-866-383-7636.

     For more information regarding the MurphyMorris Fund, see the Prospectus (dated September 28, 2004) and the SAI (dated September 28, 2004) of the Trust (including the MurphyMorris Fund), which is incorporated herein by reference, and therefore is legally part of this Proxy Statement/Prospectus. The annual report dated May 31, 2004 for the MurphyMorris Fund is incorporated herein by reference, and therefore is legally part of this Proxy Statement/Prospectus. You may obtain a copy of the MurphyMorris Fund Prospectus, SAI, and annual report without charge by writing to the MurphyMorris Investment Trust, c/o NC Shareholder Services, 116 South Franklin Street, P.O. Box 4365, Rocky Mount, NC 27803-0365 or by calling toll free 1-800-715-3611.

     For more information regarding the PMFM Fund, see the Prospectus dated March 7, 2005 and the SAI dated March 7, 2005 of the PMFM Trust (including the PMFM Fund), which is incorporated herein by reference, and therefore is legally a part of this Proxy Statement/Prospectus. A COPY OF THE PMFM FUND'S CURRENT PROSPECTUS IS ENCLOSED WITH THIS MAILING.

     You may obtain a copy of the most recent Prospectus, SAI, annual report and semiannual report for the PMFM Fund by writing to the PMFM Investment Trust, c/o NC Shareholder Services, 116 South Franklin Street, P.O. Box 4365, Rocky Mount, NC 27803-0365 or by calling toll free 1-866-383-7636.

     In addition, you can copy and review any of the above referenced documents at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the MurphyMorris and PMFM Trust are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROXY STATEMENT/PROSPECTUS DOES NOT CONSTITUTE AN

OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Proxy Statement/Prospectus is March __, 2005.

                                TABLE OF CONTENTS



SYNOPSIS .....................................................................11

   The Reorganization ........................................................11
   Board Recommendations .....................................................12
   Comparison of Business Structures .........................................13
   Comparison of Investment Objectives and Principal Investment Strategies ...13
   Comparison of Investment Advisory Services and Fees .......................16
   Comparison of Fees and Expenses  ..........................................18
   Comparison of Purchase, Redemption and Exchange Policies and Procedures....20
   Shareholder Services and Distribution Plan ................................21
   Comparison of Distribution Policies .......................................21
   Comparison of Net Asset Value Calculation Procedures ......................21
   Principal Investment Risk of the Funds ....................................21

INFORMATION ABOUT THE REORGANIZATION .........................................25

   The Reorganization Agreement. .............................................25
   Reasons for the Reorganization and Board Considerations....................25
   Tax Considerations.........................................................27
   Expenses of the Reorganization.............................................28
   Additional Information About PMFM..........................................28

ADDITIONAL INFORMATION ABOUT THE MURPHYMORRIS FUND'S AND PMFM FUND'S
  DISTRIBUTORS, ADMINISTRATORS, TRANSFER AND AGENT ...........................29

   Capitalization.............................................................29
   Other Business.............................................................30
   General Information........................................................30
   Solicitation of Votes......................................................30
   Quorum.....................................................................30
   Vote Required..............................................................31
   Adjournments...............................................................31
   Receipt of Shareholder Proposals...........................................31
   Record Date and Outstanding Shares.........................................31
   Security Ownership of Certain Beneficial Owners and Management.............31
   Financial Statements and Experts...........................................32
   Legal Matters..............................................................32
   Information About the Funds................................................32

                     EXHIBIT A ........................ A-1

                           ____________________________

                               QUESTIONS & ANSWERS
                           ____________________________


     We  recommend  that  you  read  the  complete  Proxy   Statement/Prospectus
carefully. For your convenience, we have prepared these questions and answers to provide a brief overview of the proposal to be voted on.

                           ____________________________

Q.   WHAT IS THE PROPOSAL UNDER CONSIDERATION?

A. The proposal under consideration is the proposed transfer of the assets of the MurphyMorris Fund to the PMFM Fund, a newly formed series of shares of the PMFM Trust. Shareholders of the MurphyMorris Fund are being asked to vote on whether to approve the proposed transaction (such proposed transaction is referred to as the "Reorganization").

Q:   WHY IS A SHAREHOLDER MEETING BEING HELD?

A: The proposed transaction that you are being asked to approve as a shareholder of the MurphyMorris Fund is a plan of reorganization that would result in you becoming a shareholder of the PMFM Fund and no longer being a shareholder of the MurphyMorris Fund. The PMFM Fund is an investment company like the MurphyMorris Fund, but it is a part of the PMFM Trust, a different (but affiliated) mutual fund family. The PMFM Fund's investment objective is the same as the MurphyMorris Fund, but the investment strategy of the PMFM Fund is different than the MurphyMorris Fund. The proposed Reorganization requires shareholder approval in order to be consummated, and so a meeting of each Fund's shareholders is being held to seek that approval. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposed plan of reorganization and for a more complete description of the PMFM Fund.

Q:   WHO WILL ADVISE THE PMFM FUND ONCE THE REORGANIZATION IS COMPLETED?

 A: PMFM, Inc. ("PMFM") will manage the new PMFM Fund. PMFM is an affiliate of MurphyMorris Money Management Co. ("MurphyMorris"), the investment adviser to the MurphyMorris Fund. The current portfolio management team of MurphyMorris (Donald Beasley and Tim Chapman) are the majority owners of PMFM and members of the PMFM portfolio management team. Greg Morris, currently the President and Treasurer of the MurphyMorris Fund and Treasurer of MurphyMorris, is also a member of the PMFM portfolio management team for the PMFM Fund. Therefore, the portfolio managers and president of the MurphyMorris Fund will also lead the management of the PMFM Fund. More information about PMFM and its investment team appears below under "COMPARISON OF INVESTMENT ADIVOSRY SERVICES AND FEES - Additional Information About PMFM."

Q: WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?

A: You will pay no sales load, commission or other similar fee in connection with the Reorganization.

Q: HOW DO OPERATING EXPENSES PAID BY THE PMFM FUND COMPARE TO THOSE PAYABLE BY THE MURPHYMORRIS FUND?

A: The fees and expenses for the PMFM Fund are expected to be substantially the same as those for the MurphyMorris Fund. PMFM's fee for investment advisory services for the PMFM Fund will be the same as MurphyMorris' advisory fee for the MurphyMorris Fund (annualized rate of 1.25% of daily net assets). In addition, PMFM has entered into an expense limitation agreement with the PMFM Fund that is substantially the same as the expense limitation agreement that MurphyMorris has with the MurphyMorris Fund. Therefore, the PMFM Fund's expected annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the PMFM Fund's 12b-1 Plan) will be limited to 2.25% (the same rate as the MurphyMorris Fund's expense cap) of the average daily net assets of the PMFM Fund for the fiscal year ending May 31, 2005. More information about the PMFM Fund's fees and expenses appears below under "COMPARISON OF FEES AND EXPENSES."

Q:   HOW WILL THE REORGANIZATION AFFECT ME?

A: If the proposed plan of reorganization is approved and the Reorganization is consummated, the assets and liabilities of the MurphyMorris Fund will be combined with those of the PMFM Fund; an account will be set up in your name at PMFM Trust; and you will receive Investor Class shares of the PMFM Fund. The value of the shares of the PMFM Fund you receive in the Reorganization will equal the value of the shares of the MurphyMorris Fund you own immediately prior to the Reorganization, based on their net asset value. No certificates for shares will be issued in connection with the Reorganization.

Q:   WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?

A: The Reorganization as proposed is expected to qualify as a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, you will not recognize any gain or loss as a result of the exchange of your shares of the MurphyMorris Fund for shares of the PMFM Fund.

Q:   HOW DOES THE BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A: After careful consideration, the Board of Trustees of the Trust ("Board") have determined that the proposed Reorganization will benefit the shareholders of the MurphyMorris Fund and recommend that you cast your vote "FOR" the proposed plan of reorganization. The Board believes that that shareholders of the MurphyMorris Fund will benefit from, among other things: (i) continued management by the MurphyMorris Fund portfolio management team members and President in a new fund with the same investment objective and a strategy with similaries to that of the MurphyMorris Fund; (ii) the greater resources, larger staff, and fund options offered by the PMFM Trust that shareholders will enjoy by combining the MurphyMorris Fund with the PMFM Fund; and (iii) the greater potential, relative to the MurphyMorris Fund's prospects as a stand-alone fund, for growth of assets as part of the PMFM Trust. The Board also believes that the Reorganization presents a more attractive alternative to the MurphyMorris Fund than continuing operations as a single fund family or liquidation. See "Reasons for the Reorganization" for a detailed discussion of the Board's considerations in approving the Reorganization.

Q:   WHAT IF I REDEEM OR  EXCHANGE  MY SHARES  BEFORE THE  REORGANIZATION  TAKES
     PLACE?

A: If you choose to redeem or exchange your shares before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and, generally, will be a taxable transaction.

Q:   HOW DO I CAST MY VOTE, AS A TECHNICAL MATTER?

A: You may cast your vote by mail or you may attend the Special Meeting. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided.

Q:   WHEN WILL THE REORGANIZATION OCCUR?

A: If approved by shareholders, the Reorganization is expected to occur in April 2005, promptly following the shareholders meeting.

Q:   WHOM DO I CONTACT FOR FURTHER INFORMATION?

A: You may contact your financial adviser for further information. You may also call the MurphyMorris Fund at 800-715-3611 or visit MurphyMorris Fund's website at www.murphymorris.com, where you can send us an e-mail message by selecting "Contact Us."

                                    SYNOPSIS

     This synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, including the exhibits and documents incorporated by reference herein, including without limitation, the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A. Shareholders should read this entire Proxy Statement/Prospectus carefully.

     For a detailed discussion of the topics discussed in this synopsis regarding the PMFM Fund, see the PMFM Fund's Prospectus dated March 7, 2005 and Statement of Additional Information dated March 7, 2005, each of which is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus. For a detailed discussion of the topics discussed in this synopsis regarding the MurphyMorris Fund, see the MurphyMorris Fund's Prospectus dated September 28, 2004 and Statement of Additional Information dated September 28, 2004, each of which is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus.

THE REORGANIZATION

     At a meeting held on March 4, 2005 the Board, including all of the trustees of the Trust ("Trustees") who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust (the "Independent Trustees"), considered and unanimously approved the Reorganization Agreement and the Reorganization.

     Subject to the approval of the shareholders of the MurphyMorris Fund, the Reorganization Agreement provides for:

     o the transfer of all of the assets of the MurphyMorris Fund to the PMFM Fund in exchange for Investor Class shares of beneficial interest of the PMFM Fund;

     o the assumption by the PMFM Fund of all of the liabilities of the MurphyMorris Fund; and

     o the distribution of shares of beneficial interest of the PMFM Fund to the shareholders of the MurphyMorris Fund in connection with the liquidation of the MurphyMorris Fund.

     The Reorganization is scheduled to be effective as of 4:00 P.M., Eastern Time, on the Closing Date (as defined in the Reorganization Agreement). Pursuant to the Reorganization, each shareholder of the MurphyMorris Fund will become the owner of the number of full and/or fractional shares of the PMFM Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the MurphyMorris Fund as of the close of business on the Closing Date. See "INFORMATION ABOUT THE REORGANIZATION" below.

     Approval of the Reorganization requires approval of the lesser of (a) 67% or more of the shares of the MurphyMorris Fund present at the Special Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present at the Special Meeting or represented by proxy; or (b) a majority of the outstanding voting securities of the MurphyMorris Fund. Shareholders are entitled to one vote per each dollar (and fractional vote for each fractional dollar) of the net asset value of each share (including fractional shares) that they own of the MurphyMorris Fund. See "General Information" below. If the MurphyMorris Fund's shareholders do not approve the Reorganization, the Board will consider other alternatives, including the possible liquidation of the MurphyMorris Fund.

     In considering whether to approve the Reorganization you should note that the Reorganization is not expected to cause you to recognize any taxable gains or losses on the disposition of your shares of the MurphyMorris Fund and acquisition of shares of the PMFM Fund.

BOARD RECOMMENDATIONS

     For the reasons set forth in the section entitled "Reasons for the Reorganization and Board Considerations," the Board, including the Independent Trustees, unanimously recommends that you approve the Reorganization Agreement. The Board considered, with the assistance of independent counsel to the Independent Trustees, a variety of different factors prior to approving the Reorganization Agreement, including, without limitation:

     (1) each MurphyMorris Fund shareholder will receive shares of the PMFM Fund equal in value to its MurphyMorris Fund shares;

     (2) the Reorganization allows for the continued management by the MurphyMorris Fund portfolio management team members (with the support of additional PMFM portfolio management team members) and the President of the MurphyMorris Fund in a new fund with the same investment objective and a strategy with similarities to that of the MurphyMorris Fund;

     (3) the affiliated relationship between the PMFM Trust and the MurphyMorris Investment Trust, and the potential benefits for shareholders of joining a series of the PMFM Trust;

     (4) historical performance and inflows, outflows and asset levels of the MurphyMorris Fund since its inception, its current prospects for increasing growth as a stand-alone fund, and the combined pro forma asset levels and future growth prospects of the PMFM Fund as part of the PMFM Trust (assuming that the Reorganization occurs);

     (5) the anticipated expenses of the PMFM Fund will be substantially the same as the current expenses of the MurphyMorris Fund;

     (6) the agreement by the investment advisor of the MurphyMorris Fund, MurphyMorris, to pay the expenses related to the Reorganization;

     (7) the anticipated tax-free nature of the Reorganization and the effect of the Reorganization on certain tax losses of the funds; and

     (8)  the  potential   benefits  to  the  shareholders  of  MurphyMorris  in
connection with the Reorganization.

           THE BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.
           ----------------------------------------------------------

COMPARISON OF BUSINESS STRUCTURES

     The MurphyMorris Fund is a series of the MurphyMorris Investment Trust, and the PMFM Fund is a series of the PMFM Investment Trust. Each of the Trust and the PMFM Trust is an open-end management investment company organized as a Delaware statutory trust offering redeemable shares in different classes and/or series. The MurphyMorris Fund is the only series of the Trust, and it offers one class of shares, the Investor Class. The PMFM Fund is one of four series of the PMFM Trust, and it offers one class of shares, the Investor Class.

     The declaration of trust and bylaws for each of the Trust and PMFM Trust are substantially identical and there are no material differences between the rights of shareholders of the MurphyMorris Fund and the rights of shareholders of the PMFM Fund.

     The Board and the Board of Trustees of the PMFM Trust ("PMFM Board") formulate the general policies of each of the MurphyMorris Fund and the PMFM Fund and PMFM Trust's other series, respectively. Each board meets regularly to review performance, investment activities and practices and to discuss matters relating to their respective series.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

     Investment Objectives. The investment objectives of the MurphyMorris Fund and the PMFM Fund are the same, as shown below.


--------------- ------------------------------- -------------------------------
                MURPHYMORRIS FUND               PMFM FUND
--------------- ------------------------------- -------------------------------
INVESTMENT
 OBJECTIVE      To seek capital appreciation.   To seek capital appreciation.
--------------- ------------------------------- -------------------------------

     Principal Investment Strategies. The principal investment strategies of the MurphyMorris Fund and the PMFM Fund are set forth below.

------------------- ----------------------------------------  ----------------------------------------
                               MurphyMorris Fund                               PMFM Fund
------------------- ----------------------------------------  ----------------------------------------
PRINCIPAL           To   achieve    its    objective,    the  To achieve its investment objective, the
INVESTMENT          MurphyMorris  Fund invests  primarily in  PMFM Fund invests  primarily in ETFs and
STRATEGY            exchange-traded  funds  ("ETFs")  and in  Cash Positions. The PMFM Fund utilizes a cash or cash equivalent positions ("Cash  core and satellite  investment strategy.
                    Positions").   The  MurphyMorris  Fund's  The PMFM Fund will invest  generally  as assets  are  allocated  primarily  among  follows:
                    different ETFs and Cash Positions  using
                    a  rules-based   quantitatively   driven  o    The Core Position.  50% of the PMFM
                    asset  allocation model which determines       Fund's  assets  will be invested in
                    a  weighted  average  score for  "market       broad-based market index positions,
                    risk" based on a combination of factors,       such  as the  S&P  500  Index,  the
                    such  as  the  following  technical  and       Russell  2000  Index,  the  S&P 400
                    fundamental indicators:                        Mid-Cap   Index,   the  Dow   Jones
                                                                   Industries Index, the EAFE (Europe,
                            o Market breadth;                      Australia and Far East) Index (each
                            o Trend line;                          a "Broad Market Index") These Broad
                            o Interest rates; and                  Market   Indexes  are  designed  to
                            o Relative  strength                   reflect    the    performance    of
                            o Sector Performance                   different  types of markets  (e.g.,
                                                                   the U.S.  equity  market or foreign
                    Based on the asset allocation model, the       markets).    Through    the    core
                    MurphyMorris  Fund  purchases  and sells       position,  the  PMFM  Fund  will be
                    shares of  different  index-based  ETFs,       exposed  to  the   performance   of
                    sector-based ETFs, fixed-income ETFs and       selected  U.S.  and   international
                    Cash Positions that MurphyMorris  Fund's       equity  markets  as  a  whole.  The
                    investment advisor, MurphyMorris,  deems       percentage  of the  core  portfolio
                    to be best  positioned to participate in       invested in different  Broad Market
                    market gains during rising markets or to       Indexes  may change as PMFM  Fund's
                    protect   the  Fund   during   declining       investment  advisor,   PMFM,  deems
                    markets. Under normal circumstances, the       appropriate  or necessary  based on
                    MurphyMorris  Fund will  invest at least       its analysis and allocation models.
                    80% of its assets in ETFs.
                                                              o    The Satellite Position.  50% of the
                                                                   PMFM Fund's assets will be invested
                                                                   primarily  in market  sector  index
                                                                   positions     (e.g.,     healthcare
                                                                   indexes,  utilities  indexes,  real
                                                                   estate  indexes,   etc.)  and  Cash
                                                                   Positions using an allocation model
                                                                   and   risk-based   ranking   system
                                                                   similar   to   the   PMFM   Managed
                                                                   Portfolio  Trust (see the PMFM Fund
                                                                   Prospectus     for    a    detailed
                                                                   description    of   the   principal
                                                                   investment  strategy  of  the  PMFM
                                                                   Managed   Portfolio   Trust).   The
                                                                   satellite   position  will  not  be
                                                                   designed    to   hedge   the   core
                                                                   position,  however, some investment
                                                                   positions  may hedge a  portion  of
                                                                   the core position.

                                                              The PMFM  Fund  will  seek to blend  the
                                                              benefits of the market  exposure  gained
                                                              through   investing   in  Broad   Market
                                                              Indexes with the benefits of an actively
                                                              managed market-sector rotation investing
                                                              strategy. Under this approach, generally
                                                              one  half  of  the  PMFM  Fund  will  be
                                                              invested in broad-based U.S. and foreign
                                                              equity  markets  as a whole and one half
                                                              of  the  PMFM  Fund  will  be   actively
                                                              managed  in  market   sector   positions
                                                              selected   by  PMFM  in  an  attempt  to
                                                              outperform the equity markets.
------------------- ----------------------------------------- ----------------------------------------

     Key Issues and Differences in Investment Strategies. The principal investment strategies of the MurphyMorris Fund and the PMFM Fund have some important similarities. Each of the funds invests primarily in exchange traded funds (ETFs). An ETF is an investment company that holds a portfolio of common stocks designed to track the performance of a particular securities index (or sector of an index), like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because ETFs may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day, based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF.

     In addition to investing primarily in ETFs, the MurphyMorris Fund and the PMFM Fund will be similar in that their portfolio investment decisions are based, subject to the discretion of the Fund's investment team, on the same quantitatively driven asset allocation and risk-assessement models. Each of the Funds is also non-diversified, which generally means that they may hold fewer securities in their portfolios than funds electing to be "diversified."

     The  primary  differences   between  the  investment   strategies  for  the
MurphyMorris Fund and the PMFM Fund are:

     o The MurphyMorris Fund is required to invest, under normal circumstances, more than 80% of its assets in ETFs. While it is generally anticipated that the PMFM Fund will likely invest more than 80% of its assets in ETFs under normal circumstances as well; however, there is no requirement that the PMFM Fund do so.

     o The PMFM Fund will invest 50% of its assets under normal circumstances in ETFs or other investment companies tracking Broad Market Indices in order to, among other things, ensure that a significant portion of the portfolio is always invested invested in broad U.S. and/or foreign markets. This portion of the PMFM Fund's portfolio is referred to as its "Core Position." The MurphyMorris Fund has no such requirement regarding investment in Broad Market Indices.

     o The PMFM Fund will invest the other 50% of its assets under normal circumstances in ETFs or other investment companies tracking market sectors and Cash Positions using an active sector rotation strategy, seeking to invest in market sectors that are appreciating and seeking to avoid market sectors that are falling in value. This portion of the PMFM Fund's portfolio is referred to as its "Satellite Position." The MurphyMorris Fund does not have an emphasis on market sectors like the Satellite Position of the PMFM Fund, however, the MurphyMorris Fund's strategy may emphasize investments in sectors from time to time.

     Compared to the MurphyMorris Fund, which is generally an asset allocation fund that rotates assets between ETFs tracking various securities indexes and market sector indexes and Cash Positions, the PMFM Fund generally represents a more rigid strategy designed to ensure that at least 50% of the PMFM Fund is always invested in Broad Market Indices.

Additional Investment Strategies, Issues and Differences Among the Funds

     Each Fund may invest in all types of ETFs, such as index based ETFs, sector based ETFs and fixed income ETFs. Each Fund may hold ETFs with portfolios comprised of domestic or foreign stocks or bonds or any combination thereof. However, due to legal limitations, each Fund will be prevented from purchasing more than 3% of an ETF's outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission ("SEC") that is applicable to the Fund; and
(ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

     In cases where these legal limits prevent either Fund from buying a particular ETF, the Fund may instead invest in a similar index or sector-based mutual fund or other investment company ("Index Funds"), or a similar basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate) ("Stock Baskets"). Each Fund may also invest in Index Funds or Stock Baskets when the Fund's investment adviser believes they represent more attractive opportunities than similar ETFs.

     In addition, each Fund may invest in all types of Cash Positions, such as money market instruments, U.S. Government obligations, commercial paper, repurchase agreements and other cash or cash equivalent positions. Each Fund also has the flexibility to invest in equity securities and other types of securities when the Fund's investment adviser believes they offer more attractive opportunities. Accordingly, each Fund may hold positions in common stocks of domestic and foreign companies and corporate and/or government bonds from time to time.

     Temporary Defensive Positions. Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. In such circumstances, either Fund may also hold up to 100% of its portfolio in Cash Positions for reasons inconsistent with the Fund's principal investment strategy. When either Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

     Other Investment Policies. Other investment policies of the MurphyMorris Fund are summarized in the MurphyMorris Fund's Statement of Additional Information dated September 28, 2004, a copy of which is available upon request, without charge, by writing MurphyMorris ETF Fund, c/o NC Shareholder Services, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or calling (800) 715-3611.

     Other investment policies of the PMFM Fund are summarized in its Statement of Additional Information dated March 7, 2005, a copy of which is available upon request, without charge, by writing PMFM Funds - Investor Class, c/o NC Shareholder Services, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or calling (866) 383-7636.

COMPARISON OF INVESTMENT ADVISORY SERVICES AND FEES

     The investment advisory fees paid by the MurphyMorris Fund and the PMFM Fund are the same: monthly compensation based on the applicable Fund's average daily net assets at the annual rate of 1.25%. In addition, the investment advisors for each Fund (MurphyMorris and PMFM, respectively), have entered into an expense limitation agreements (each an "Expense Limitation Agreement") under which each has agreed to waive or reduce its fees and to assume other expenses of the applicable Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under the Rule 12b-1
Plan) to not more than 2.25% of the average daily net assets of the applicable Fund. The provisions of each of these Expense Limitation Agreements are substantially the same, and each is expected to continue from year-to-year, subject to the approval of the applicable Fund's Board of Trustees.

     As noted elsewhere in this Proxy Statement/Prospectus, PMFM and MurphyMorris are affiliates due to common ownership and management, and they share the same address. Specific information regarding each investment advisory firm is set forth below:

     MurphyMorris Management and the MurphyMorris Fund. MurphyMorris, the investment advisor of the MurphyMorris Fund, is located at 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. MurphyMorris is controlled by Donald
L. Beasley, Timothy A. Chapman and Gregory L. Morris. Mr. Morris is the Treasurer of MurphyMorris, and the Treasurer and President of the MurphyMorris Fund. He is also a trustee of the MurphyMorris Trust, and has been a portfolio manager for PMFM since November 2004. Mr. Chapman and Mr. Beasley serve as the portfolio management team for the MurphyMorris Fund and have managed the Fund since its inception in 2003. Mr. Chapman is a co-founder and has been a Vice
President of MurphyMorris since 1996, and has been Vice President of the MurphyMorris Fund since its inception. Mr. Beasley is a co-founder and has been Secretary of MurphyMorris since 1996. Mr. Beasley and Mr. Chapman are also co-founders and have been principal shareholders, portfolio managers and officers of PMFM since its inception in 1993. They are also members of the portfolio management team for the PMFM Fund. Biographies for Mr. Chapman and Mr. Beasley are set forth under "Additional Information About PMFM." The Statement of Additional Information provides additional information about Mr. Chapman's and Mr. Beasley's compensation from MurphyMorris, other accounts they manage and their ownership of securities in the MurphyMorris Fund and the PMFM Fund.

     As compensation for its investment advisory services, MurphyMorris receives monthly compensation based on MurphyMorris Fund's average daily net assets at the annual rate of 1.25%; subject to the terms of the Expense Limitation Agreement. MurphyMorris has entered into an agreement with PMFM to license PMFM's proprietary, rules-based quantitatively driven asset allocation model research software to assist it in managing the MurphyMorris Fund. MurphyMorris pays PMFM a fee of 15% of its gross investment advisory fees from the MurphyMorris Fund under the terms of the license agreement. As of March 2005, MurphyMorris has approximately $__ million in assets under management.

     PMFM and the PMFM Fund. PMFM, the investment advisor of the PMFM Fund, is also located at 1551 Jennings Mill Road, Suite 2400A, Bogart, Georgia 30622. PMFM is controlled by Timothy Chapman and Donald Beasley. Mr. Beasley is the President of PMFM and is a Trustee of the PMFM Funds. He is also Secretary of MurphyMorris. Mr. Chapman is the Secretary and Treasurer of PMFM and the President of the PMFM Trust. He is also a Vice President of MurphyMorris and Vice President of the MurphyMorris Fund. Mr. Chapman, Mr. Beasley, and Mr. Morris are part of the portfolio management team for the PMFM Fund. Additonal members of the PMFM Fund investment team are Judson P. Doherty and Joseph G. Ezernack.

     As compensation for its investment advisory services, PMFM receives monthly compensation based on the PMFM Fund's average daily net assets at the annual rate of 1.25%; subject to the terms of PMFM's Expense Limitation Agreement. As of March 2005, PMFM has approximately $__ million in assets under management.

     Biographies for Mr. Beasley, Mr. Chapman, Mr. Morris, Mr. Doherty and Mr. Ezernack are set forth below under "Additional Information About PMFM." The Statement of Additional Information provides additional information about PMFM's compensation of each portfolio management team member, other accounts they manage and their ownership of securities in the PMFM Fund.

COMPARISON OF FEES AND EXPENSES

     Like all mutual funds, the MurphyMorris Fund and the PMFM Fund incur certain expenses in their respective operations and, as a shareholder, you pay these expenses indirectly. The following tables compare the various fees and expenses that a shareholder incurred from an investment in the MurphyMorris Fund as of the fiscal year ended May 31, 2004 to the estimated fees and expenses of the PMFM Fund and the pro forma estimated expenses of the PMFM Fund, assuming the Reorganization Agreement is approved and the Reorganization had been consummated. Actual expense information for the PMFM Fund for an historical period is not provided because the PMFM Fund has not made a public offering of its shares and has had (and will have) only nominal assets as of the date of this Proxy Statement/Prospectus and prior to the completion of the Reorganization.


--------------------------------------- -------------------------- --------------------- -------------------
                                                                                          Pro forma Combined
           Shareholder Fees                                                                    PMFM Fund
    (Fees Paid Directly From Your
             Investment)                    MurphyMorris Fund           PMFM Fund
--------------------------------------- -------------------------- --------------------- -------------------
Maximum Sales Charge (Load) Imposed
On Purchases(as a percentage of                   None                     None                 None
offering price)
--------------------------------------- -------------------------- --------------------- -------------------
Redemption Fee                                    None                     None                 None
--------------------------------------- -------------------------- --------------------- -------------------


--------------------------------------- ------------------------- ---------------------- -------------------
    Annual Fund Operating Expenses                                                            Pro Forma
   (expenses that are deducted from                                                           Combined
             Fund assets)                    MurphyMorris Fund            PMFM Fund           PMFM Fund
--------------------------------------- ------------------------- ---------------------- -------------------
Management Fees                                    1.25%                    1.25%                1.25%
--------------------------------------- ------------------------- ---------------------- -------------------
Distribution and/or Service (12b-1)                0.25%                    0.25%                0.25%
Fees
--------------------------------------- ------------------------- ---------------------- -------------------
Other Expenses                                     0.94%                    1.00%^3              1.00%3
                                                  -----                    -----                -----
--------------------------------------- ------------------------- ---------------------- -------------------
Total Annual Fund Operating Expenses               2.44%^1,3                2.50%^2,3            2.50%^2,3
                                                  =====                    =====                =====
--------------------------------------- ------------------------- ---------------------- -------------------

 ^1 "Total Annual Fund Operating Expenses" are based upon actual expenses for the fiscal year ending May 31, 2004. MurphyMorris has entered into an Expense Limitation Agreement with the MurphyMorris Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of the Fund for the fiscal year ending May 31, 2005. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50%. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

  ^2 Since  the PMFM Fund  is newly  organized,  the  expenses  in the chart are based on estimated expenses. PMFM has entered into an Expense Limitation Agreement with the PMFM Fund under which it has agreed to waive or reduce its fees and to assume other expenses of that Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 2.25% of the average daily net assets of that Fund for the fiscal year ending May 31, 2005. As a result, the Fund's "Total Annual Fund Operating Expenses" (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) will be limited to 2.50% each, as indicated in the table. It is expected that the Expense Limitation Agreement will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Fund.

  ^3 The  differences  in the "Other  Expenses" and "Total Annual Fund Operating
     Expenses" of the MurphyMorris Fund and the PMFM Fund reflect the fact that the MurphyMorris Fund's fees and expenses are actual expenses for the fiscal year ended May 31, 2004 and the fees and expenses of the PMFM Fund are based on estimated expenses. If the PMFM Fund has the same level of assets as the MurphyMorris Fund had during the fiscal year ended May 31, 2004, then the PMFM Fund's fees and expenses will generally be the same as those shown in the chart for the MurphyMorris Fund.

Example:


     The following examples are intended to help you compare the costs of investing in the MurphyMorris Fund, the PMFM Fund and the combined PMFM Fund. Since all mutual funds use the same hypothetical conditions, this example should help you compare the costs of investing in the MurphyMorris Fund and the PMFM Fund, and the combined PMFM Fund versus other mutual funds. This example assumes the following conditions:

     (1)  You invest $10,000 in the specified fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

     Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.


----------------------------------- ----------------- ----------------- ----------------- -----------
                   Fund                  1 Year           3 Years           5 Years        10 Years
----------------------------------- ----------------- ----------------- ----------------- -----------
  MurphyMorris Fund                       $247              $761             $1301          $2776
----------------------------------- ----------------- ----------------- ----------------- -----------
  PMFM Fund*                              $253              $779              n/a            n/a
----------------------------------- ----------------- ----------------- ----------------- -----------
  Pro Forma Combined PMFM Fund            $___              $___              $___           $___
----------------------------------- ----------------- ----------------- ----------------- -----------

  * Because the PMFM Fund is a new fund, the expenses are only given for the one-year and three-year periods in the table above

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES


     The following chart highlights the purchase, redemption, and exchange policies and procedures of the shares of the MurphyMorris Fund and the shares of the PMFM Fund. As shown in the chart, the purchase and redemption policies for the MurphyMorris Fund and the PMFM Fund are the same, but the PMFM Fund offers exchange privileges with other funds in the PMFM Funds family that are not offered by the MurphyMorris Fund. For a more complete discussion of each share class' purchase, redemption and exchange policies and procedures, please see the applicable section(s) of the respective Fund's prospectus.

--------------------------------------------------- ---------------------------- --------------------------
Purchase, Redemption, And Exchange Policies And
Procedures                                          MurphyMorris Fund            PMFM Fund
--------------------------------------------------- ---------------------------- --------------------------
Minimum Initial Purchase                            The minimum investment       The   minimum   investment
                                                    required to open an          required    to   open   an
                                                    account is $1,000.           account is $1,000.

--------------------------------------------------- ---------------------------- --------------------------
Additional Investment                               The   minimum    additional  The   minimum   additional
                                                    investment  is  $250  ($100  investment  is $250  ($100
                                                    for those  participating in  for  those   participating
                                                    an   automatic   investment  in      an       automatic
                                                    plan).                       investment plan).

--------------------------------------------------- ---------------------------- --------------------------
Purchases                                           By  check,  money  order  ,  By  check,  money  order ,
                                                    wire     transfer,      and  wire     transfer,     and
                                                    automatic investment plan.   automatic investment plan.

                                                    Through      the     Fund's  Through     the     Fund's
                                                    distributor  or  through an  distributor  or through an
                                                    intermediary   such  as  an  intermediary  such  as  an
                                                    authorized broker-dealer.    authorized broker-dealer.
--------------------------------------------------- ---------------------------- --------------------------
Redemptions                                         By    telephone     (unless  By    telephone    (unless
                                                    specifically     declined),  specifically    declined),
                                                    mail,  wire (under  certain  mail,  wire (under certain
                                                    limited  conditions),   and  limited  conditions),  and
                                                    systematic withdrawal plan.  systematic      withdrawal
                                                                                 plan.
--------------------------------------------------- ---------------------------- --------------------------
Exchanges                                           N/A                          Shareholders  may exchange
                                                                                 Investor  Class shares for
                                                                                 Investor  Class  shares of
                                                                                 any  other  series  of the
                                                                                 PMFM   Trust  at  the  net
                                                                                 asset value.

                                                                                 The  PMFM  Trust  reserves
                                                                                 the  right   to   suspend,
                                                                                 terminate,  or  amend  the
                                                                                 terms  of   the   exchange
                                                                                 privilege    upon    prior
                                                                                 written   notice   to  the
                                                                                 shareholders.
--------------------------------------------------- ---------------------------- --------------------------

SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

     Each of the MurphyMorris Fund and the PMFM Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act providing that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund for activities primarily intended to result in the sale of Fund shares. For each Fund, these activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of a mutual fund's assets on an on-going basis, these fees, over time, will increase the cost of an investment in a mutual fund and may cost you more than paying other types of sales charges.

     There are no material differences in the Distribution Plans for the MurphyMorris Fund and the PMFM Fund with respect to their respective Investor Class of shares.

COMPARISON OF DISTRIBUTION POLICIES

     The MurphyMorris Fund and the PMFM Fund each distribute substantially all of its investment income, if any, quarterly and substantially all of its capital gains, if any, annually. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of that Fund, unless the shareholder elects to receive distributions in cash.

     If the Reorganization Agreement is approved by shareholders of the MurphyMorris Fund, then prior to the Closing, the MurphyMorris Fund intends on distributing to its shareholders all undistributed net investment income and undistributed realized net capital gains.

COMPARISON OF NET ASSET VALUE CALCULATION PROCEDURES

     The net asset value per share for both the MurphyMorris Fund and the PMFM Fund is calculated by dividing the value of the applicable Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of each Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. In determining the value of each Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using normal pricing procedures are valued at fair value as determined in good faith under policies approved by the applicable Fund's Board of Trustees.

     There are no material differences in the procedures for calculating NAV for the MurphyMorris Fund and the PMFM Fund.


PRINCIPAL INVESTMENT RISKS OF THE FUNDS

     The following is a summary only of the principal risk factors of the MurphyMorris Fund and the PMFM Fund. For additional information about the risks of investing in the MurphyMorris Fund, see its Prospectus and Statement of

Additional Information. For additional information about the risks of investing in the PMFM Fund, see its Prospectus and Statement of Additional Information.

     Because the Funds have investment objectives and use investment techniques that are similar, the risks of investing in the MurphyMorris Fund are substantially the same as the risks of investing in the PMFM Fund. You may lose money on your investment in either Fund. There can be no assurance that either Fund will be successful in meeting its investment objectives. Each Fund is subject to market risks, management style risks, risks related to its "fund of funds" structure, sector risks, fixed income risks, foreign securities risks, tracking risks, risks related to ETF net asset value and market price and portfolio turnover, and non-diversified fund risks. In addition, the PMFM Fund is subject to small capitalization companies risks since it may invest a higher percentage of its assets in small capitalization companies from time to time than the MurphyMorris Fund does.

     A chart showing the principal investment risks of an investment in each Fund is set forth below, and a description of each risk is set forth below the chart:

-------------------------------------- ------------------------------------ --------------------------------
        Principal Risk Factor                   MurphyMorris Fund                      PMFM Fund
-------------------------------------- ------------------------------------ --------------------------------
Market Risks                                            X                                  X
-------------------------------------- ------------------------------------ --------------------------------
Management Style Risks                                  X                                  X
-------------------------------------- ------------------------------------ --------------------------------
"Fund of funds" Structure Risks                         X                                  X
-------------------------------------- ------------------------------------ --------------------------------
Sector Risks                                            X                                  X
-------------------------------------- ------------------------------------ --------------------------------
Fixed Income Risks                                      X                                  X
-------------------------------------- ------------------------------------ --------------------------------
Foreign Securities Risks                                X                                  X
-------------------------------------- ------------------------------------ --------------------------------
Tracking Risks                                          X                                  X
-------------------------------------- ------------------------------------ --------------------------------
ETF NAV Risks                                           X                                  X
-------------------------------------- ------------------------------------ --------------------------------
Portfolio Turnover Risks                                X                                  X
-------------------------------------- ------------------------------------ --------------------------------
Non-Diversified Fund Risks                              X                                  X
-------------------------------------- ------------------------------------ --------------------------------
Small Capitalization Companies Risks                                                       X
-------------------------------------- ------------------------------------ --------------------------------

Market Risks: Each of the Funds is subject to market risks. Market risk refers to the risk that the value of securities in a Fund's portfolios may decline due to daily fluctuations in the securities markets generally. Each Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Funds' portfolios) may decline, regardless of their long-term prospects.

Management Style Risks: Each of the Funds is subject to the risks associated with management style. The share price of each Fund changes daily based on the performance of the securities in which it invests. The ability of either Fund to meet its investment objective is directly related to its investment advisor's allocation of the Fund's assets. The investment advisor's judgments about the attractiveness, value and potential appreciation of particular investments in which the applicable Fund invests may prove to be incorrect and there is no guarantee that the investment advisor's judgment will produce the desired results. In addition, either Fund may allocate its assets so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund's value may be adversely affected.

"Fund of Funds" Structure: Each of the Funds is subject to the risks associated with a "fund of funds" structure. The term "fund of funds" is typically used to describe investment companies, such as the Funds, whose primary investment strategy involves investing in other investment companies, such as ETFs and index or sector-basted mutual funds or other investments companies ("Other Investment Companies"). Under the 1940 Act, neither Fund may acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding stock unless (i) the ETF or the applicable Fund has received an order for exemptive relief from the 3% limitation from the SEC that is applicable to the Fund; and (ii) the ETF and the applicable Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent a Fund from allocating its investments in the manner the Fund's investment advisor considers optimal, or cause the Fund's investment advisor to select Other Investment Companies or stock baskets (a group of securities related by index or sector that are pre-selected by, or made available through, certain brokers at a discounted brokerage rate) as alternatives to the investment the Fund's investment advisor considers optimal.

     Since each Fund is a "fund of funds," your cost of investing in each Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. By investing in either Fund, you indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. Each Funds is best suited for long-term investors.

Sector Risks: Each Fund is subject to the risks associated with the focus of its assets in securities of a particular sector. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which each Fund may invest in more heavily will vary.

Fixed Income Risks: There are risks associated with the potential investment of each Fund's assets in fixed income investments, which include credit risk, interest risk, maturity risk and investment-grade securities risk. These risks could affect the value of a particular investment by each Fund, possibly causing that Fund's share price and total return to be reduced and fluctuate more than other types of investments. Additional information about fixed income risks can be found in each Fund's SAI.

Tracking Risks: Investment in each Fund should be made with the understanding that the ETFs and Other Investment Companies in which a Fund may invest will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and Other Investment Companies in which each Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs or other investment companies may, from time to time, temporarily be unavailable, which may further impede the ETFs' and other investment companies' ability to track their applicable indices.

Ricks Related to ETF Net Asset Value and Market Price: Each of the Funds is subject to the risks associated with investing in ETFs. Both Funds may invest in ETFs and the market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

Foreign Securities Risk: Each of the Funds is subject to the risks associated with investing in securities issued by companies whose principal business activities are outside the United States. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash or other assets held by a Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional information about foreign securities risk can be found in each Fund's SAI.

Risks Related to Portfolio Turnover: Each of the Funds is subject to the risks associated with portfolio turnover, which is a ratio indicating how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. Either Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for either Fund. High rates of portfolio turnover could lower performance of a Fund due to increased costs and may also result in the realization of capital gains. If a Fund realizes capital gains when it sells its portfolio investments, it must generally distribute those gains to shareholders, increasing their taxable distributions. Under normal circumstances, the anticipated portfolio turnover rate for each Fund is expected to be more than 100%.

Non-diversified Fund Risk: Each of the Funds is subject to the risks related to non-diversified funds. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund were required to hold a larger number of securities or smaller positions.

Small Capitalization Companies Risk: The PMFM Fund is subject to the risks associated with investing in small capitalization companies (i.e., companies with less than $1 billion in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

     The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Agreement. Although significant provisions of the Reorganization Agreement are summarized below, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A.

     The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of the MurphyMorris Fund in exchange solely for shares of beneficial interest of the PMFM Fund and the assumption by the PMFM Fund of all of the MurphyMorris Fund's liabilities; and (ii) the distribution of shares of beneficial interest of the PMFM Fund to shareholders of the MurphyMorris Fund, as provided for in the Reorganization Agreement. The MurphyMorris Fund will then be liquidated.

     After the Reorganization each shareholder of the MurphyMorris Fund will own shares of the PMFM Fund having an aggregate value equal to the aggregate value of the shares in the MurphyMorris Fund held by that shareholder as of the Closing Date. Shares of the PMFM Fund will not be represented by physical certificates.

     Until the Closing Date, shareholders of the MurphyMorris Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by the PMFM Fund for the redemption of its shares. The obligations of the Funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the MurphyMorris Fund. Please refer to Exhibit A to review the terms and conditions of the Reorganization Agreement.

     Related Party Transactions. In connection with the consummation of the Reorganization, PMFM and MurphyMorris have agreed to a merger pursuant to which the shareholders of MurphyMorris (Mr. Morris, Mr. Beasley and Mr. Chapman) will receive shares of PMFM in exchange for their MurphyMorris shares, and MurphyMorris will be liquidated. MurphyMorris has agreed to pay the expenses related to the Reorganization.

REASONS FOR THE REORGANIZATION AND BOARD CONSIDERATIONS

     The Board, including all of its Independent Trustees, has determined that the Reorganization is in the best interests of the shareholders of the MurphyMorris Fund and that the interests of the MurphyMorris Fund's shareholders will not be diluted as a result of the Reorganization. The Board has unanimously approved the Reorganization Agreement and has recommended that the shareholders of the MurphyMorris Fund vote in favor of the Reorganization by approving the Reorganization Agreement.

     In approving the Reorganization Agreement and making its recommendation to shareholders, the Board considered a number of factors, with the assistance of independent counsel to the Independent Trustees of the Board, including the following issues related to the Reorganization:

     (1) Each MurphyMorris Fund shareholder will receive shares of the PMFM Fund equal in value to its shares of the MurphyMorris Fund.

     (2) The Reorganization allows for the continued management by the MurphyMorris Fund portfolio management team members (with the support of additional PMFM portfolio management team members) and the President of the
MurphyMorris Fund in a new fund with the same investment objective and a strategy with similarities to that of the MurphyMorris Fund. In connection with the foregoing, the Board also considered the compatibility of and the differences between the investment strategies, policies and restrictions of the MurphyMorris Fund and the PMFM Fund.

     (3) The affiliated relationship between the PMFM Trust and the MurphyMorris Investment Trust, and the potential benefits for shareholders of joining a series of the PMFM Trust. In connection with the foregoing, the Board considered that: (a) the PMFM Trust is a larger mutual fund family than the MurphyMorris Trust, with significantly more assets and a greater variety of fund offerings (four funds versus one); (b) MurphyMorris and PMFM have substantial overlap in their management, ownership and portfolio management teams; and (c) PMFM Trust, relative to the MurphyMorris Trust, maintain a significantly more diverse and extensive distribution network to grow overall assets.

     (4) The historical performance and inflows, outflows and asset levels of the MurphyMorris Fund since its inception, its current prospects for increasing growth as a stand-alone fund, and the combined pro forma asset levels and future growth prospects of the PMFM Fund as part of the PMFM Trust (assuming that the Reorganization occurs).

     (5) The expenses of the PMFM Fund are anticipated to be substantially the same as the expenses of the MurphyMorris Fund.

     (6)   MurphyMorris   has  agreed  to  pay  the  expenses   related  to  the
Reorganization.

     (7) The anticipated tax-free nature of the Reorganization and the effect of the Reorganization on certain tax losses of the funds (see "Tax Considerations" below).

     (8)  The  potential   benefits  to  the  shareholders  of  MurphyMorris  in
connection  with  the  Reorganization  including,   without  limitation,   those
discussed under "Related Party Transactions" above.

     After considering the foregoing matters, the Board believes that the Reorganization is in the best interests of MurphyMorris Fund shareholders and that the interests of the MurphyMorris Fund shareholders will not be diluted as a result of the Reorganization. The Board believes that shareholders will benefit by becoming investors in the PMFM Fund, a new series of shares of the PMFM Trust since (i) the PMFM Fund is part of a larger mutual fund family (PMFM Trust and its group of funds) than the MurphyMorris Fund and its Trust, (ii) that the PMFM Fund is managed by the MurphyMorris Fund portfolio management team members (with the support of additional PMFM investment team members) and the President of the MurphyMorris Fund, and (iii) that the PMFM Fund has the same investment objective and a strategy with similarities to that of the MurphyMorris Fund. The Board also believes that the potential for growing the assets of the PMFM Fund through the PMFM Trust's distribution network will be substantially greater than the potential for growing the MurphyMorris Fund as a stand alone fund. Growing assets offers a number of potential benefits in that it may permit a fund to negotiate lower commission rates, spread costs over a larger asset base, and generally benefit from economies of scale that, over time, generally lower larger funds' overall expense ratios.

     In considering the Reorganization, the Board also considered that since the MurphyMorris Fund had not become economically viable and does not seem likely to become so in the foreseeable future without continued substantial expense subsidies, the Reorganization presented the MurphyMorris Fund with an alternative to liquidation by allowing the MurphyMorris Fund to become part of the PMFM Trust. The Board also considered that liquidation would deprive shareholders of the advisory services of MurphyMorris's management team members and the fact that the MurphyMorris Fund's portfolio had unrealized capital gains and loss carry forwards from prior years and that if the MurphyMorris Fund were to liquidate, it would realize those capital gains which could result in tax liability to shareholders and lose the ability to apply the loss carry forwards to offset future gains.

BASED ON THE ABOVE ANALYSIS, THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT THE MURPHYMORRIS FUND'S SHAREHOLDERS APPROVE THE REORGANIZATION OF THEIR FUND INTO THE PMFM FUND.


TAX CONSIDERATIONS

     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Pursuant to this treatment, neither the MurphyMorris Fund nor its shareholders, nor the PMFM Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Kilpatrick Stockton, L.L.P, counsel to the PMFM Trust, to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. That opinion will be based in part upon certain facts, assumptions and representations made by the Funds.

     On  or  as  soon  as   practicable   prior  to  the  Closing  Date  of  the
Reorganization, the MurphyMorris Fund will declare and pay a dividend or dividends and/or other distributions which, together with all previous dividends and distributions, will have the effect of distributing to its shareholders substantially all of the Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of each of the MurphyMorris Fund shareholders.

     Shareholders of the MurphyMorris Fund should consult their tax advisers regarding the effect on them, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

EXPENSES OF THE REORGANIZATION

     MurphyMorris, the MurphyMorris Fund's investment adviser, will bear all of the costs of the Reorganization. No such costs or expenses shall be borne by PMFM or either Fund.

ADDITIONAL INFORMATION ABOUT PMFM

     PMFM  is an SEC  registered  investment  advisor  founded  in  1991.  PMFM, organized as a Georgia corporation, is controlled by Mr. Beasley and Mr. Chapman. The executives and members of the advisory staff of PMFM have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities, and other business and private accounts. As of December 2004, PMFM had approximately $___ million in assets under management. As full compensation for the investment advisory services provided to the PMFM Fund, PMFM receives monthly compensation based on each Fund's average daily net assets at the annual rate of 1.25%.

     PMFM's Portfolio Management Team. As noted above under "COMPARISON OF INVESTMENT ADVISORY SERVICES AND FEES - PMFM and the PMFM Fund," PMFM's portfolio management team for the PMFM Fund includes Mr. Beasley, Mr. Chapman, Mr. Doherty, Mr. Ezernack and Mr. Morris. Biographical information for each team member is described below.

          Donald L. Beasley, President

     Mr. Beasley is a co-founder of PMFM and has served as its President since 1993. Mr. Beasley also serves as a member of the Board of Trustees of the PMFM Trust that oversees the management and administration of the PMFM Trust and as a principal portfolio manager for the PMFM Trust's funds. Mr. Beasley is also a co-founder and the Secretary of MurphyMorris. Mr. Beasley received his Bachelor of Science degrees in Math and Physical Education from Northwestern State
University in 1965 and his Masters in Administration from Northwestern State University in 1966. He has been in the money management business since 1988.

          Timothy L. Chapman, Secretary and Treasurer

     Mr. Chapman is a co-founder of PMFM and has served as its Secretary and Treasurer since 1993. Mr. Chapman is also a co-founder of MurphyMorris and has served as its Vice President since 1996. Mr. Chapman studied Economics at the University of Georgia and has received the Series 6, the Series 7 and the Series 8 licenses from the National Association of Securities Dealers. Mr. Chapman has been in the investment business since 1981.

          Judson P. Doherty, Executive Vice President

     Mr. Doherty is an Executive Vice President of PMFM and has served in that capacity since joining PMFM in 2001. Prior to joining PMFM, Mr. Doherty was an institutional investment consultant with Aon Consulting. Mr. Doherty received his Bachelor of Arts degree in Economics from Vanderbilt University in 1991. He has over 10 years experience in the investment consulting business, with an emphasis on mutual fund evaluation.

          Joseph G. Ezernack, Portfolio Manager and Director of Operations

     Mr. Ezernack is a portfolio manager and Director of Operations for PMFM and has served in that capacity since 1997. Mr. Ezernack received his Bachelor of Science degree from Northwestern State University in 1994. He has over 7 years experience in the money management business.

          Gregory L. Morris, Portfolio Manager

     Mr. Morris is a portfolio manager for the PMFM and has served in that capacity since joining the Advisor in November 2004. Mr. Morris is also a principal of MurphyMorris and has served as its Treasurer since 2002. Also, Mr. Morris serves as a Trustee and President and Treasurer of MurpyMorris Trust. In addition, Mr. Morris has served as a consultant to StockCharts.com, a web-based market charting service, since 2002. Mr. Morris was a Captain with Delta Air Lines from 1978 until May 2004. Mr. Morris was the CEO of MurphyMorris, Inc., a provider of web-based market analysis tools and commentary from 1996 to 2002. Mr. Morris received his Bachelor of Science degree in Aerospace Engineering from the University of Texas in 1971. Mr. Morris also graduated from the U.S. Navy Fighter Weapons School known as Top Gun. He has over 20 years experience in the investment consulting business.


ADDITIONAL   INFORMATION   ABOUT  THE   MURPHYMORRIS   FUND'S  AND  PMFM  FUND'S
DISTRIBUTOR, ADMINISTRATOR, TRANSFER AND AGENT

     As described in more detail below, the MurphyMorris Fund and the PMFM Fund use the same principal underwriter, fund administrator and transfer agent.

     Distributor.  Capital  Investment  Group,  Inc.,  Post  Office  Box  32249,
Raleigh, North Carolina 27622, serves as the principal underwriter and distributor for the continuous offering of the shares and the facilitation of registration of shares under state securities laws of both the PMFM Fund and the MurphyMorris Fund. The distributor also assists in sales of each Fund's shares pursuant to pursuant to a distribution agreement.

     Administrator. The Nottingham Company, 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, serves as administrator for both the PMFM Fund and the MurphyMorris Fund.

     Transfer Agent. NC Shareholder Services, LLC d/b/a NC Shareholder Services, LLC, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, serves as the transfer agent and dividend-disbursing agent for both the PMFM Fund and the MurphyMorris Fund.


CAPITALIZATION

The following table shows the capitalization of the MurphyMorris Fund and the PMFM Fund as of __________, 2005 and on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. No historical capitalization information is provided for the PMFM Fund because it has not commenced operations.

           MurphyMorris Fund - PMFM Fund- Pro Forma Combined PMFM Fund
-------------------------------- ---------------------------- ------------------- ---------------------------
                                                                                           Pro Forma
                                    MurphyMorris Fund              PMFM Fund                Combined
                                                                                           PMFM Fund
-------------------------------- ---------------------------- ------------------- ---------------------------
Net Assets                              $____________                                    $____________
-------------------------------- ---------------------------- ------------------- ---------------------------
Net Asset Value Per Share               $____________                                    $____________
-------------------------------- ---------------------------- ------------------- ---------------------------
Shares Outstanding                       ____________                                     ____________
-------------------------------- ---------------------------- ------------------- ---------------------------


OTHER BUSINESS

     The Board does not intend to present any other business at the Special Meeting. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

GENERAL INFORMATION

     This Proxy Statement/Prospectus is furnished in connection with a solicitation of proxies by the Board to be used at the Special Meeting. This Proxy Statement/Prospectus, along with a Notice of the Special Meeting and a proxy card, is first being mailed to shareholders of the MurphyMorris Fund on or about ________, 2005. Only shareholders of record as of the close of business on ________, 2005 ("Record Date"), will be entitled to notice of, and to vote at, the Special Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Special Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR then proposed Reorganization and FOR any other matters deemed appropriate.

     A proxy may be revoked at any time on or before the Special Meeting by written notice to the Secretary of the Trust at the address on the cover of this Proxy Statement/Prospectus or by attending and voting at the Special Meeting. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, for approval of the Reorganization Agreement and the Reorganization contemplated thereby.

SOLICITATION OF VOTES

     Proxies are solicited by mail. Additional solicitations may be made by telephone, email or other personal contact by personnel of the Trust and/or its affiliates.

QUORUM

     The holders of more than 50% of the total combined net asset value of all the shares of the MurphyMorris Fund that are outstanding and entitled to vote at the close of business on the Record Date and are present in person or represented by proxy will constitute a quorum for the Special Meeting.

VOTE REQUIRED

     Approval of the Reorganization will require the affirmative vote of (i) 67 percent or more of the shares of the MurphyMorris Fund present in person or by proxy at the Special Meeting if the holders of more than 50% of the outstanding shares of the MurphyMorris Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the MurphyMorris Fund, whichever is less. Shareholders of the MurphyMorris Fund are entitled to one vote for per each dollar (and fractional vote for each fractional dollar) of the net asset value of each share (including fractional shares). Fractional shares are entitled to proportional voting rights. Abstentions or broker non-votes (if any) will be counted as votes present for purposes of determining whether a quorum is present. Abstentions and broker non-votes have the same effect as a vote against the proposal.

ADJOURNMENTS

     In the event that sufficient votes to approve a proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In determining whether to adjourn the Special Meeting with respect to a proposal, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Generally, votes cast in favor of a proposal will be voted in favor of adjournment while votes cast against a proposal will be voted against adjournment. The persons named as proxies will vote upon such adjournment after consideration of the best interests of all shareholders.

RECEIPT OF SHAREHOLDER PROPOSALS

     Under the proxy rules of the SEC, shareholder proposals that satisfy tests contained in those rules may, under certain conditions, be included in proxy materials of the Trust for a particular meeting of shareholders. One of these conditions relates to the timely receipt by the Trust of any such proposal. Since the Trust does not have regular annual meetings of shareholders, under these rules, proposals submitted for inclusion in the proxy materials for a particular meeting must be received by the Trust a reasonable time before the solicitation of proxies for the meeting is made. The fact that receipt of a shareholder proposal in a timely manner occurs does not ensure its inclusion in proxy materials since there are other requirements in the proxy rules relating to such inclusion.

RECORD DATE AND OUTSTANDING SHARES

     Only shareholders of record of the MurphyMorris Fund at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof. At the close of business on the Record Date, there were _________ shares of the MurphyMorris Fund outstanding and entitled to vote.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     Unless otherwise noted below, as of the Record Date, the current officers and trustees of the Funds in the aggregate beneficially owned less than 1% of the shares of the MurphyMorris Fund and less than 1% of the shares of the PMFM Fund.

     As  of  the  Record  Date,  the  following   persons  owned  of  record  or
beneficially 5% or more of the outstanding shares of the class identified of the MurphyMorris Fund and the PMFM Fund, as the case may be:

                                                              PERCENTAGE
FUND/CLASS                 NAME AND ADDRESS OF OWNER          OF OWNERSHIP

                                [to be provided]


* Persons or entities owning 25% or more of the outstanding shares of a fund may be presumed to "control" (as such term is defined in the 1940 Act) the fund.


FINANCIAL STATEMENTS AND EXPERTS

     The financial statements of the MurphyMorris Fund contained in the MurphyMorris Fund's annual report to shareholders for the fiscal year ended April 30, 2004, which is included in the MurphyMorris Fund's Statement of Addition of Information and incorporated by reference herein, have been included and incorporated herein in reliance on the report of Deloitte & Touche, independent registered public accounting firm for the MurphyMorris Fund.

     No financial information of the PMFM Fund is included or incorporated by reference herein as it has not yet begun operations. The PMFM Fund will begin operations on the Closing Date and its future financial statements are expected to be audited and reported on by Deloitte & Touche, which is the independent registered public accounting firm for each of the other PMFM mutual funds.

LEGAL MATTERS

Certain legal matters for the MurphyMorris Fund and the PMFM Fund will be passed upon by Kilpatrick Stockton LLP, which firm will also render an opinion as to certain Federal income tax consequences of the Reorganization.

INFORMATION ABOUT THE FUNDS

     Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Funds can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (at http://www.sec.gov) that contains other information about the Funds.

                                    Exhibit A

                      Agreement and Plan of Reorganization


     This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this ____ day of _____________, 2005, by and between MurphyMorris Investment Trust (the "Trust"), a Delaware business trust, for itself and on behalf of its series listed in the Target Fund column below ("Target Fund"), and PMFM Investment Trust, a Delaware business trust ("PMFM Investment Trust"), for itself and on behalf of its series listed in the Acquiring Fund column below ("Acquiring Fund").

------------------------------------------ -------------------------------------
              Acquiring Fund                            Target Fund
------------------------------------------ -------------------------------------
   PMFM Core Advantage Portfolio Trust             MurphyMorris ETF Fund
------------------------------------------ -------------------------------------

     WHEREAS, the Trust and PMFM Investment Trust are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

     WHEREAS, the parties desire that the Acquiring Fund acquire all of the assets and assume all of the liabilities of the Target Fund in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Target Fund in connection with the dissolution and liquidation of the Target Fund (the "Reorganization" );

     WHEREAS, the parties intend that all agreements, representations, actions and obligations described herein made or undertaken by the Acquiring Fund or the Target Fund are made and shall be taken or undertaken by the Trust on behalf of the Target Fund or by PMFM Investment Trust on behalf of the Acquiring Fund, as appropriate. Similarly, the parties intend, if context requires, that all agreements, representations, actions and obligations described herein made or undertaken by the Trust or PMFM Investment Trust are made and shall be taken by the Trust on behalf of the Target Fund or PMFM Investment Trust on behalf of the Acquiring Fund, as appropriate; and

     WHEREAS, the parties intend that the Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that the Acquiring Fund and the Target Fund each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

     NOW, THEREFORE, in accordance with the mutual promises and in consideration of the covenants and agreements described herein, the parties agree as follows:

1.  Definitions.  The following terms shall have the following meanings:

    1933 Act        The Securities Act of 1933, as amended.
    --------

    1934 Act        The Securities Exchange Act of 1934, as amended.
    --------

    Assets          All  property  and  assets  of any kind  and all  interests,
    ------          rights,  privileges  and  powers of or  attributable  to the
                    Target Fund  whether or not  determinable  at the  Effective
                    Time (as defined below) and wherever located. Assets include
                    all  cash,   cash   equivalents,securities,claims   (whether
                    absolute or contingent, Known (as defined below) or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by or attributed to the Target Fund and any deferred or prepaid expense shown as an asset on the Target Fund's books.

    Business        Day Each  weekday  that the New York Stock  Exchange is open
    --------        or,  under  unusual  circumstances,as  deemed by the Trust's officers.

    Assets          List A  list  of  securities  and  other  Assets  and  Known
    ------          Liabilities  (as defined  below) of or  attributable  to the
                    Target Fund as of the date provided to the Trust.

    Closing Date    [t/b/d],  or such other date as the  parties may agree to in
    ------------    writing.

    Effective Time 9:00 a.m. Eastern time on the Closing Date, or such -------------- other time as the parties may agree to in writing.

    Fund            The Acquiring Fund  or the Target  Fund as the  context  may
    ----            require.

    Know, Known
    or Knowledge    Known after reasonable inquiry.
    ------------

    Liabilities     All liabilities of, allocated or attributable  to the Target
    -----------     Fund,  whether  Known  or  unknown,  accrued  or  unaccrued, absolute or contingent or conditional or unmatured.

    N-14 Registration
    Statement       PMFM Investment Trust's Registration  Statement on Form N-14
    ---------       under  the 1940 Act that  will  register  the  shares of the
                    Acquiring Fund to be issued in the Reorganization and will include the proxy materials necessary for shareholders of the Target Fund to approve the Reorganization.

   Material
   Agreements       The agreements set forth in Schedule A.
   ----------

   Net Value
   of Assets        Value of Assets, determined in accordance with Section 3(d),
   ---------        net of Liabilities.

   Reorganization
   Documents        Such  bills of sale,  assignments,  assumptions,  and  other
   ---------        instruments  as desirable for the Target Fund to transfer to the Acquiring Fund all right and title to and interest in the Assets and for the Acquiring Fund to assume the Liabilities.

   Schedule A       Schedule A to this Plan.
   ----------

   Schedule B       Schedule B to this Plan.
   ----------

   Target
   Financial
   Statements       The audited financial  statements of the Target Fund for its
   ----------       most recently  completed  fiscal period and, if  applicable, the unaudited financial statements of the Target Fund for its most recently completed semi-annual period.

   Valuation
   Time             The time on the Closing Date,  the Business Day  immediately
   ----             preceding  the  Closing  Date if the  Closing  Date is not a
                    Business Day, or such other date as the parties may agree to in writing,  that PMFM Investment  Trust  determines the Net
                    Value  of  Assets  of  the  Acquiring  Fund  and  the  Trust
                    determines the Net Value of Assets of or attributable to the
                    Target  Fund.  Unless  otherwise  agreed to in writing,  the
                    Valuation Time shall be at the time of day then set forth in
                    the  Acquiring   Fund's  and  Target   Fund's   Registration
                    Statement on Form N-1A as the time of day at which net asset value is calculated.

2.   Regulatory Filings and Shareholder Action.

(a) PMFM Investment Trust shall promptly file the N-14 Registration Statement with the SEC. The Trust and the Target Fund shall promptly prepare and file any other appropriate regulatory filings, including, without limitation, filings with federal, state or foreign securities regulatory authorities.

(b) As soon as practicable after the effective date of the N-14 Registration Statement, the Trust shall hold a meeting of the Target Fund's shareholders to consider and approve this Plan and such other matters as the Trust's Board of Trustees may determine.

3. Transfer of Assets and Related Transactions. The Trust and PMFM Investment Trust shall take the following steps with respect to the Reorganization:

(a) At the Effective Time, the Trust shall sell, assign, transfer, deliver and convey all of the Assets to the Acquiring Fund, subject to all of the Liabilities. PMFM Investment Trust shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) all of the Assets shall become and be the assets of the Acquiring Fund and (ii) all of the Liabilities shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

(b) The Target Fund shall sell, assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following bases:

     (1) In exchange for the transfer of the Assets, PMFM Investment Trust shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of the Acquiring Fund. PMFM Investment Trust shall determine the number of shares of the Acquiring Fund to be issued by dividing the Net Value of Assets of the Target Fund by the net asset value of one Acquiring Fund share, which shall be the net asset value per share of one share of the Target Fund at the end of business on the Closing Date, as selected by PMFM Investment Trust in its sole discretion.

     (2) Based on the calculation of the number of shares of the Acquiring Fund to issue under Paragraph (b)(1) above, PMFM Investment Trust shall issue to the Target Fund shares of beneficial interest of the Acquiring Fund with an aggregate net asset value equal to the Net Value of Assets of the Target Fund.

     (3) The parties shall determine, as of the Valuation Time, the Net Asset Value of the Acquiring Fund shares to be delivered and the Net Asset

          Value of the Assets to be conveyed, substantially in accordance with the Trust's current valuation procedures.

     (4) The Trust shall transfer the Assets with good and marketable title to PMFM Investment Trust's custodian for the account of the Acquiring Fund. The Trust shall transfer all of the Target Fund's cash in the form of immediately available funds payable to the order of PMFM Investment Trust's custodian for the account of the Acquiring Fund. The Trust shall transfer any of the Assets that were not transferred to PMFM Investment Trust's custodian at the Effective Time to PMFM Investment Trust's custodian at the earliest practicable date thereafter.

(c) The steps set forth in Section 3(b), together with all other related acts necessary to consummate the Reorganization, shall occur at the Trust's principal office on the Closing Date, or at such other place as the parties may agree on. All steps and acts shall be deemed to take place simultaneously at the Effective Time.

(d) Promptly after the Closing Date (and in any event within 10 days), the Trust will deliver to PMFM Investment Trust the Statement of Assets and Liabilities of the Target Fund as of the Closing.

4. Dissolution and Liquidation of the Target Fund, Registration of Shares and Access to Records. The Trust and PMFM Investment Trust also shall take the following steps in connection with the Reorganization:

(a) At or as soon as reasonably practical after the Effective Time, the Target Fund shall dissolve and liquidate by transferring to shareholders of record full and fractional shares of beneficial interest of the Acquiring Fund equal in value to the shares of the Target Fund held by the shareholder. Each Target Fund shareholder also shall have the right to receive any unpaid dividends or other distributions that the Target Fund declared with respect to the shareholder's Target Fund shares at or before the Effective Time. The Target Fund shall declare dividends and make any applicable distributions prior to the Closing Date. PMFM Investment Trust shall record on its books the ownership by the shareholders of the Acquiring Fund shares; the Target Fund shall simultaneously redeem and cancel on its books all of its issued and outstanding shares. The Trust shall then wind up the affairs of the Target Fund and take all steps as are necessary and proper to terminate the Target Fund as soon as is reasonably possible (but in no event more than six months) after the Effective Time and in accordance with all applicable laws and regulations.

(b) If a Target Fund shareholder requests a change in the registration of the shareholder's Acquiring Fund shares to a person other than the shareholder, the Acquiring Fund shall require the shareholder to (i) furnish the

     Acquiring Fund with an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer and such other information as the Acquiring Fund may need to comply with applicable laws and regulations, including without limitation anti-money laundering laws; (ii) if any of the shares is outstanding in certificate form, deliver to the Acquiring Fund the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or does not apply.

(c) At and after the Closing Date, the Trust shall provide PMFM Investment Trust and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Target Fund owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. The Trust shall preserve and maintain, or shall direct its service providers to preserve and maintain, its records as required by
     Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

5. Certain Representations, Warranties and Agreements of the Trust. The Trust, on behalf of itself and, as appropriate, the Target Fund, represents and warrants to, and agrees with, PMFM Investment Trust as follows:

(a) The Trust is a statutory trust, validly existing and in good standing under the laws of the State of Delaware. The Board of Trustees of the Trust has duly established and designated the Target Fund as a series of the Trust. The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b) The Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of Trustees of the Trust has duly authorized the execution and delivery of this Plan and the transactions contemplated herein. Duly authorized officers of the Trust have executed and delivered this Plan. Assuming due execution and delivery of this Plan by PMFM Investment Trust, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referenced in Section 2(c), the consummation of the transactions contemplated by this Plan will not, violate the Trust's Trust Instrument, By-Laws or any Material Agreement. Except for the approval of Target Fund shareholders, the Trust does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

(d) To the best of its knowledge and belief, the Target Fund is a "fund" (as defined in Section 851(g)(2) of the Code); it has qualified for treatment as a regulated investment company ("RIC") under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, for each taxable year since the commencement of its operations and qualifies and shall continue to qualify for treatment as a RIC during its current taxable year, which includes the Effective Time; it will invest its assets at all times and through the Effective Time in a manner that ensures compliance with the foregoing; and it has no earnings and profits accumulated in any taxable year in which the provisions of such Subchapter M did not apply to it.

(e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meeting and at the Effective Time, insofar as they relate to the Trust and the Target Fund
     (i) shall, to the best of its knowledge and belief, comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

(f) The Trust has duly authorized and validly issued all of its issued and outstanding shares of the Target Fund and all of the shares are validly outstanding, fully paid and non-assessable, and are offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase Target Fund shares, nor are there any securities convertible into Target Fund shares.

(g) The Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other distributions deemed advisable in anticipation of the Reorganization (including distributions pursuant to Section 3(a)(2) hereof). From the date it commenced operations through the Effective Time, the Target Fund shall conduct its "historic business" (within the meaning of Section 1.368-1(d)(2) of the Regulations).

(h) At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power and authority to sell, assign, transfer, deliver and convey the Assets.

(i) To the best of its knowledge and belief, the Target Financial Statements, copies of which have been previously delivered to the Trust, fairly present the financial position of the Target Fund as of its most recent fiscal year-end and the results of its operations and changes in its net assets for the periods indicated. The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

(j) To the Knowledge of the Trust, the Target Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements, and Liabilities set forth in the Assets List.

(k) Other than the claims, actions, suits, investigations or proceedings set forth on Schedule B, the Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against it or the Assets or its businesses. The Trust does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Target Fund, except as disclosed on Schedule B. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made. Other than the orders, decrees or judgments set forth on Schedule B, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or the Assets or its ability to consummate the transactions contemplated by the Plan.

(l) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business or listed in Schedule A, in each case under which no known material default exists, the Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Target Fund.

(m) The Trust has filed the federal income tax returns of the Target Fund, copies of which have been previously delivered to PMFM Investment Trust, for all taxable years to and including the Target Fund's most recently completed taxable year, and has paid all taxes payable pursuant to such returns. No such return is currently under audit and no assessment has been asserted with respect to such returns.

(n) Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Target Fund. For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made. The Target Fund incurred the Liabilities in the ordinary course of its business.

(o)  Between the date of  inception of the Target Fund and the  Effective  Time,
     (a) neither the Target Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Fund shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund shares or Target Fund shares, except for shares redeemed in the ordinary course of the Target Fund's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Fund shares, other than normal, regular dividend distributions made pursuant to the Target Fund's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code.

(p) Not more than 25% of the value of the Target Fund's total assets (excluding cash, cash items, U.S. government securities, and securities of other regulated investment companies) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

6. Certain Representations, Warranties and Agreements of PMFM Investment Trust. PMFM Investment Trust, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with the Trust as follows:

(a) PMFM Investment Trust is organized as a business trust duly created, validly existing and in good standing under the laws of the state of Delaware. The Board of Trustees of PMFM Investment Trust has duly established and designated the Acquiring Fund as a series of PMFM

     Investment Trust. PMFM Investment Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect. PMFM Investment Trust's Registration Statement relating to the Acquiring Fund will be effective with the SEC prior to the effectiveness of the N-14 Registration Statement.

(b) PMFM Investment Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of Trustees of PMFM Investment Trust has duly authorized the execution and delivery of this Plan and the transactions contemplated herein. Duly authorized officers of PMFM Investment Trust have executed and delivered this Plan. Assuming due execution and delivery of this Plan by the Trust, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate PMFM Investment Trust's Agreement and Declaration of Trust, By-Laws or any Material Agreement. PMFM Investment Trust does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

(d)  The  Acquiring  Fund is a "fund" (as  defined in Section  851(g)(2)  of the
     Code); it shall qualify for treatment as a RIC under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, for its current taxable year, which includes the Effective Time; it will invest its assets at all times and through the Effective Time in a manner that ensures compliance with the foregoing; and it has no earnings and profits accumulated in any taxable year in which the provisions of such Subchapter M did not apply to it.

(e) The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to PMFM Investment Trust and the Acquiring Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

(f) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than shares issued to PMFM Investment Trust, PMFM Inc., or its affiliates in order to approve certain Acquiring Fund start-up matters. When issued and delivered, the Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

(g) PMFM Investment Trust will not commence the operations of the Acquiring Fund (other than the issuance of initial shares and the approval of certain start-up matters) prior to the Effective Time.

(h) PMFM Investment Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Acquiring Fund or its assets or businesses. There are no facts that PMFM Investment Trust currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquiring Fund. The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or assets or its ability to consummate the transactions contemplated herein.

(i) Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no known material default exists, PMFM Investment Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund.

(j) No consideration other than Acquiring Fund shares (and the Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

(k) The Acquiring Fund has no plan or intention to issue additional Acquiring Fund shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person, any Acquiring Fund shares issued to the

     Target Fund's shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act.

(l) Following the Reorganization, the Acquiring Fund (a) will continue the Target Fund's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) or (b) will use a significant portion of the Target Fund's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, the Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status.

(m) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization.

(n) Immediately after the Reorganization, (a) not more than 25% of the value of the Acquiring Fund's total assets (excluding cash, cash items, U.S. government securities, and securities of other regulated investment companies) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

(o) The Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Target Fund.

(p) During the five-year period ending at the Effective Time, neither the Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Fund shares with consideration other than Acquiring Fund shares.

(q) PMFM Investment Trust has made all state filings to register the Acquiring Fund in each jurisdiction that the Target Fund is currently registered and all necessary steps have been taken under all relevant jurisdictions' securities laws to consummate the Reorganization.

(r) The fair market value of the Acquiring Fund shares each Target Fund shareholder receives will be equal to the fair market value of the Target Fund shares it surrenders in exchange therefor.

(s) A majority of the trustees of the PMFM Investment Trust are not "interested persons" of the Acquiring Fund and those trustees are responsible for the nomination and selection of any other disinterested trustees; and

(t) To its knowledge, no circumstances arising from the Reorganization might result in an "unfair burden" (as that term is defined in Section 15(f) of the 1940 Act) being imposed on the Acquiring Fund.

6A. Additional Representations, Warranties and Agreements of the Trust and PMFM Investment Trust. The Trust, on behalf of itself and, as appropriate, the Target Fund, represents and warrants to, and agrees with, PMFM Investment Trust, and PMFM Investment Trust, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with, the Trust, as follows:

(a) The respective management of the Trust and PMFM Investment Trust (a) is unaware, without making independent inquiry, of any plan or intention of the Target Fund's shareholders to redeem, sell or otherwise dispose of (i) any portion of their Target Fund shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either the Acquiring Fund or the Target Fund or (ii) any portion of the Acquiring Fund shares they receive in the Reorganization to any person "related" (within such meaning) to the Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Target Fund as a series of an open-end investment company, (c) expects that the percentage of Target Fund shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Target Fund shares immediately following the Reorganization.

(b) There is no intercompany indebtedness between the Acquiring Fund and the Target Fund that was issued or acquired, or will be settled, at a discount.

(c) None of the compensation received by any Target Fund shareholder who is an employee of or service provider to the Target Fund will be separate consideration for, or allocable to, any of the Target Fund shares that shareholder held; none of the Acquiring Fund shares any such shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement or other service agreement; and the consideration paid to any such shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services.

(d) The aggregate value of the acquisitions, redemptions and distributions limited by Sections 5(p), 6(k) and 6(p) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Target Fund at the Effective Time.

(e) The shareholders of the Target Fund will receive no consideration pursuant to the Reorganization other than Acquiring Fund shares.

7. Conditions to the Trust's Obligations. The obligations of the Trust set forth herein shall be subject to the following conditions precedent:

(a) PMFM Investment Trust shall have duly executed and delivered its applicable Reorganization Documents to the Trust.

(b) The Target Fund's shareholders shall have approved this Plan in the manner required by the Trust's Trust Instrument, Bylaws, and applicable law. If the Target Fund shareholders fail to approve this Plan, that failure shall release the Trust of its obligations under this Plan.

(c) PMFM Investment Trust shall have delivered to the Trust a certificate dated as of the Closing Date and executed in its name by the Secretary or Assistant Secretary of PMFM Investment Trust, in a form reasonably satisfactory to the Trust, stating that the representations and warranties of PMFM Investment Trust in this Plan are true and correct in all material respects at and as of the Effective Time.

(d) The Trust shall have received an opinion of Kilpatrick Stockton, LLP, as counsel to PMFM Investment Trust, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, substantially to the effect that:

     (1) PMFM Investment Trust is a business trust duly created, validly existing and in good standing under the laws of the state of Delaware and is an open-end, management investment company registered under the 1940 Act;

     (2) The Plan has been duly authorized, executed and delivered by PMFM Investment Trust, and assuming due authorization, execution, and delivery of this Plan by the Trust on behalf of the Target Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan, and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

     (3) The shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by PMFM Investment Trust;

     (4) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate PMFM Investment Trust's Agreement and Declaration of Trust or By-Laws or any Material Agreement to which PMFM Investment Trust is a party or by which it is bound; and

     (5) To the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by PMFM Investment Trust of the Reorganization or for the execution and delivery of the Acquiring Fund's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

          In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law,
          (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of PMFM Investment Trust.

(e) The Trust shall have received an opinion of Kilpatrick Stockton LLP with respect to the tax matters specified in Section 8(e) addressed to the Trust and PMFM Investment Trust in form and substance reasonably satisfactory to them, and dated as of the Closing Date (the "Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Plan, which such counsel may treat as representations and warrantees made to it, and in separate letters addressed to such counsel and certificates delivered pursuant to this Plan. The Tax Opinion shall comprise substantively the information listed under Section 8(e)(1)-(7) based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes.

(f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares, and the SEC shall not have instituted or, to the Knowledge of the Trust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

(g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Reorganization.

(h) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(i) PMFM Investment Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

(j) The Trust shall have received from PMFM Investment Trust a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Target Fund.

(k) Neither party shall have terminated this Plan pursuant to Section 10 of this Plan.

(l)  The Trust shall have received a certificate from:

     (1) MurphyMorris Money Management Co., investment advisor for the Target Fund ("MurphyMorris"), stating that it will pay all of the fees and expenses incurred by the Trust, the Target Fund, the PMFM Investment Trust and the Acquiring Fund in connection with the Reorganization, including all legal fees and expenses in connection with (i) preparing, filing and processing of the Form N-14 Registration Statement in connection with this Plan; (ii) obtaining opinion letters in connection with this Plan, (iii) printing and mailing the proxy statement to shareholders of the Target Fund; and (iv) the closing of the Reorganization (collectively the "Reorganization Expenses"); and

     (2) PMFM, Inc., investment advisor for the Acquiring Fund, stating that it will pay expenses incurred by PMFM Investment Trust and the Acquiring Fund in connection with the Reorganization other than the Reorganization Expenses (if any).

(m) The parties shall have received such assurances as they deem appropriate with respect to the audited and pro forma financial information of the Acquiring Fund and the Target Fund contained in the N-14 Registration Statement.

8. Conditions to PMFM Investment Trust's Obligations. The obligations of PMFM Investment Trust set forth herein shall be subject to the following conditions precedent:

(a)  The  Trust  shall  have  duly  executed  and   delivered   its   applicable
     Reorganization Documents to PMFM Investment Trust.

(b) The Target Fund's shareholders shall have approved this Plan in the manner required by the Trust's Trust Instrument, Bylaws and applicable law. If the Target Fund shareholders fail to approve this Plan, that failure shall release PMFM Investment Trust's obligations with respect to the Acquiring Fund under this Plan.

(c) The Trust shall have delivered to PMFM Investment Trust a certificate dated as of the Closing Date and executed in its name by the Trust's Secretary or Assistant Secretary, in a form reasonably satisfactory to PMFM Investment Trust, stating that the representations and warranties of the Trust in this Plan are true and correct in all material respects at and as of the Effective Time.

(d) PMFM Investment Trust shall have received an opinion of Kilpatrick Stockton LLP, as counsel to the Trust, in form and substance reasonably satisfactory to PMFM Investment Trust and dated as of the Closing Date, substantially to the effect that:

     (1) The Trust is a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

     (2) The Plan has been duly authorized, executed and delivered by the Trust and, assuming due authorization, execution and delivery of this Plan by PMFM Investment Trust on behalf of the Acquiring Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan, and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

     (3) The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Trust Instrument or By-Laws of the Trust or any Material Agreement to which the Trust is a party or by which it is bound; and

     (4) To the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust of the Reorganization or the execution and delivery of the Target Fund's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Target Fund.

          In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law,
          (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of the Trust.

(e) PMFM Investment Trust shall have received the Tax Opinion of Kilpatrick Stockton LLP addressed to the Trust and PMFM Investment Trust in form and substance reasonably satisfactory to them dated as of the Closing Date, as to the federal income tax consequences mentioned below. In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Plan, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and certificates delivered pursuant to this Plan. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

     (1) The Reorganization will qualify as a "reorganization" (as defined in Code Section 368(a)), and the Acquiring Fund and the Target Fund each will be a "party to a reorganization" (within the meaning of Code
          Section 368(b)).

     (2) The Target Fund shareholders will recognize no gain or loss on their receipt of Acquiring Fund shares in exchange for their Target Fund shares pursuant to the Reorganization.

     (3) The Target Fund will recognize no gain or loss on the transfer of all of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities pursuant to the Reorganization or on its distribution of those shares to its shareholders pursuant to its liquidation in exchange for their Target Fund shares.

     (4) The Acquiring Fund will recognize no gain or loss on its acquisition of all of the Assets solely in exchange for the Acquiring Fund shares and its assumption of the Liabilities.

     (5) The aggregate tax basis in the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will equal the aggregate tax basis of the Target Fund shares surrendered in exchange therefore, and the shareholder's holding period for those Acquiring Fund shares will include the period that the shareholder held the Target Fund shares exchanged therefore, provided that the shareholder held such Target Fund shares as a capital asset at the Effective Time.

     (6) The Acquiring Fund's basis in the Assets will equal the Target Fund's basis in the Assets immediately before the Reorganization, and the

          Acquiring Fund's holding period for the Assets will include the period during which the Target Fund held the Assets.

     (7) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Target Fund as of the Effective Time. The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

(f) The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares, and the SEC shall not have instituted or, to the Knowledge of PMFM Investment Trust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

(g) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(i) The Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

(j) Neither party shall have terminated this Plan pursuant to Section 10 of this Plan.

(k)  PMFM Investment Trust shall have received a certificate from:

     (1)  MurphyMorris stating that it will pay the Reoganization Expenses; and

     (2) PMFM, stating that it will pay the expenses incurred by PMFM Investment Trust and the Acquiring Fund in connection with the Reorganization other than the Reorganization Expenses.

(l) The parties shall have received such assurances as they deem appropriate with respect to the audited and pro forma financial information of the

     Acquiring Fund and the Target Fund contained in the N-14 Registration Statement.

9.   Survival  of  Representations  and  Warranties.   The  representations  and
     warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

10. Termination of Plan. A majority of a party's Board of Trustees may terminate this Plan, by giving notice to the other party at any time before the Effective Time if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied or (ii) the Board of Trustees determines that the consummation of the Reorganization is not in the best interests of shareholders.

11. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

12. Brokerage Fees. Each party represents and warrants that there are no brokers or finders entitled to receive any payments from the Trust, PMFM Investment Trust, the Target Fund or the Acquiring Fund in connection with the transactions provided for in this Plan.

13. Amendments. The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan at any time before or after the Target Fund's shareholders approve this Plan. However, after the Target Fund shareholders approve this Plan, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to the Reorganization. The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time by mutual agreement.

14. Waivers. At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

15. Cooperation and Further Assurances. Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization as the other shall deem necessary, advisable or appropriate.

16. Updating of N-14 Registration Statement. If at any time prior to the Effective Date, a party becomes aware of any material information that is not reflected in the N-14 Registration Statement, the party discovering the information shall promptly notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC, and, if appropriate, distributing to shareholders appropriate disclosure with respect to the information.

17. Limitation on Liabilities. The obligations of the Trust, the Target Fund, PMFM Investment Trust, and the Acquiring Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust or PMFM Investment Trust personally, but shall bind only the assets and property of the Target Fund and the Acquiring Fund, respectively. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Target Fund or Acquiring Fund, as appropriate.

18. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

     For the Trust:

                      Jack E. Brinson, Chairman
                      MurphyMorris Investment Trust
                      1105 Panola Street
                      Tarboro, NC  27886

     With copies to:
                      MurphyMorris Investment Trust
                      C/O The Nottingham Company
                      P.O. Drawer 69
                      116 S. Franklin Street
                      Rocky Mount, NC 27802

                      Beth R. MacDonald, Esq. (counsel for independent trustees) Alston & Bird LLP
                      Bank of America Plaza
                      101 South Tryon Street, Suite 4000
                      Charlotte, NC 28280

     For PMFM Investment Trust:
                      Donald L. Beasley, Chairman
                      PMFM Investment Trust
                      1551 Jennings Mill Road
                      Suite 2400A
                      Bogart, GA  30622


     With copies to:
                      PMFM Investment Trust
                      C/O The Nottingham Company
                      P.O. Drawer 69
                      116 S. Franklin Street
                      Rocky Mount, NC 27802

                      Jeffrey T. Skinner, Esq.
                      Kilpatrick Stockton LLP
                      3737 Glenwood Avenue
                      Suite 400
                      Raleigh, North Carolina  27612

19. Indemnification. (a) The Trust will indemnify and hold harmless, out of the assets of the Target Fund but no other assets, the PMFM Trust, its trustees and its officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Trust contained in the N-14 Registration Statement, or any amendment or supplement thereto, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Trust required to be stated therein or necessary to make the statements relating to the Trust therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the Trust. The Indemnified Parties will notify the Trust in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 19(a). The Trust shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 19(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the Trust elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Trust's obligation under this Section 19(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Trust will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 19(a) without the necessity of the Indemnified Parties' first paying the same.

     (b) The PMFM Investment Trust will indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the Trust, its trustees and its officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the PMFM Investment Trust contained in the N-14 Registration Statement, or any amendment or supplement thereto, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the PMFM Investment Trust required to be stated therein or necessary to make the statements relating to the PMFM Investment Trust therein not misleading, including without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the consent of the PMFM Investment Trust. The Indemnified Parties will notify the PMFM Investment Trust in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 19(b). The PMFM Investment Trust shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 19(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if the PMFM Investment Trust elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The PMFM Investment Trust's obligation under this Section 19(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the PMFM Investment Trust will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this
     Section 19(b) without the necessity of the Indemnified Parties' first paying the same.

20. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

     IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.


                                                 MurphyMorris Investment Trust
ATTEST:



_____________________________________            By: __________________________
  Name: Julian G. Winters                            Name:  Gregory L. Morris
  Title:  Secretary                                  Title: President



                                                 PMFM Investment Trust for
                                                 itself and on  behalf of PMFM
                                                 Core Advantage Portfolio Trust
ATTEST:



_____________________________________            By: __________________________
  Name: Julian G. Winters                            Name:  Timothy A. Chapman
  Title:  Secretary                                  Title: President

                                     PART B

                  RELATING TO THE ACQUISITION OF THE ASSETS OF
                          THE MURPHYMORRIS ETF FUND OF
                        THE MURPHYMORRIS INVESTMENT TRUST
                      1551 JENNINGS MILL ROAD - SUITE 2400A
                                BOGART, GA 30622

                      BY AND IN EXCHANGE FOR SHARES OF THE
                   THE PMFM CORE ADVANTAGE PORTFOLIO TRUST OF
                            THE PMFM INVESTMENT TRUST
                      551 JENNINGS MILL ROAD - SUITE 2400A
                                BOGART, GA 30622

       ------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                              _______________, 2005
       ------------------------------------------------------------------

     This Statement of Additional Information is available to the shareholders of the MurphyMorris ETF Fund ("MurphyMorris Fund) in connection with a proposed transaction whereby all of the assets and liabilities of the MurphyMorris Fund will be transferred to the PMFM Core Advantage Portfolio Trust ("PMFM Fund") in exchange for shares of beneficial interest of the PMFM Fund.

     This Statement of Additional Information consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

     1. The Statement of Additional Information for the PMFM Fund dated March 7, 2005; and

     2. The Statement of Additional Information for the MurphyMorris Fund dated September 28, 2004;

     3. The Financial Statements of the PMFM Fund as included in the Fund's Annual Report filed for the year ended May 31, 2004; and the Financial Statements of the PMFM Fund as included in the Semi-Annual Report filed for the period ended November 30, 2004.

     4. The Financial Statements of the MurphyMorris Fund as included in the Fund's Annual Report filed for the period ended May 31, 2004; and the
     Financial Statements of the MurphyMorris Fund as included in the Semi-Annual Report filed for the period ended November 30, 2004.

     This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated __________, 2005 relating to the reorganization of the MurphyMorris Fund may be obtained, without charge, by writing to The PMFM Fund, PMFM Trust, c/o NC Shareholder Services, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 or by calling toll-free

1-866-383-7636. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

ADDITIONAL INFORMATION REGARDING MURPHYMORRIS PORTFOLIO MANAGEMENT TEAM

MurphyMorris Money Management Co. ("MurphyMorris") is the investment adviser to the MurphyMorris Fund. Mr. Beasley and Mr. Chapman are the members of the portfolio management team for the MurphyMorris Fund. As explained in the Prospectus, Mr. Beasley and Mr. Chapman are also co-founders and controlling shareholders of PMFM, Inc. (investment adviser to the PMFM Fund) and members of the PMFM portfolio management team.

Other Accounts Managed. MurphyMorris does not have any client accounts other than the MurphyMorris Fund account. However, Mr. Beasley and Mr. Chapman manage other accounts as part of PMFM as members of the portfolio management teams for other PMFM mutual funds, including the PMFM Managed Portfolio Trust, the PMFM Tactical Preservation Trust, the PMFM Tactical Opportunities Portfolio Trust and the PMFM Fund. In addition, Mr. Beasley and Mr. Chapman are members of the PMFM portfolio management team for separate account clients of PMFM (approximately ___ accounts as of March __, 2005). PMFM does not receive performance-based fees with respect to any of these funds or accounts.

Potential Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account (each an "Account"):

     o In general, Accounts managed by MurphyMorris and PMFM focus on a set of distinct investment disciplines, so that the Accounts in the same discipline are managed in substantially the same manner and may hold many of the same securities at the same time. Nevertheless, the management of multiple Accounts may give rise to potential conflicts of interest for Mr. Beasley and Mr. Chapman to the extent the Accounts are in different disciplines or have different objectives, strategies, benchmarks, time horizons, tax considerations, fees or client restrictions. Mr. Beasley and Mr. Chapman seek to allocate their time and investment ideas across the different Accounts they manage for MurphyMorris and PMFM, but there can be no guarantee that the MurphyMorris Fund will not be disadvantaged from time to time.

     o Because Accounts have different investment disciplines, objectives, strategies, benchmarks, time horizons, tax considerations, fees or client restrictions, there may be times when different Accounts hold different securities. These conditions may give rise to potential conflicts of interest to the extent the MurphyMorris or PMFM portfolio management teams direct transactions for one Account that may adversely impact the value of securities held by another Account. Securities selected for Accounts other than the MurphyMorris Fund may outperform the securities selected for the MurphyMorris Fund from time to time.

     o With respect to securities transactions for the MurphyMorris Fund, Mr. Beasley and Mr. Chapman will determine the broker that executes or will execute each order, which determinations shall be made consistent with the duty to seek best execution of the transaction. MurphyMorris has adopted a policy that permits the aggregation of trades (each a "bunched trade") in the same security for the same Accounts on the same day. In a bunched trade, each Account receives the same price, but different commission rates may apply to different Accounts owing either to the size of an Account's position, the minimum ticket charges applied by the broker, or both.

     o The MurphyMorris Fund and MurphyMorris have each adopted a code of ethics that, among other things, permits personal trading by employees (including MurphyMorris portfolio managers) under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

     o In general, MurphyMorris does not invest Accounts in securities that would constitute limited investment opportunities. However, to the extent that MurphyMorris recommends a limited investment opportunity for multiple Accounts, MurphyMorris seeks to work with PMFM to allocate such limited opportunities pro rata among Accounts based on account size, available cash or any other method determined to be fair by the PMFM and MurphyMorris portfolio management teams.

Compensation. Neither Mr. Beasley nor Mr. Chapman is paid a base salary by MurphyMorris (although each receives a base salary from PMFM, and eligible to participate in PMFM's retirement plan arrangements). Each of Mr. Beasley and Mr. Chapman is a co-founder and one-third owner of MurphyMorris, and is entitled to profits related to his share of ownership. Since profits are expected to increase as assets increase, each of Mr. Beasley and Mr. Chapman is expected to receive increased profits as a shareholder as assets of the MurphyMorris Fund increase.

Ownership of Securities. The dollar value of the shares of the MurphyMorris Fund beneficially owned by Mr. Beasley is between $_____ and $__________. The dollar value of the shares of MurphyMorris Fund beneficially owned by Mr. Chapman is between $______ and $____________.

Information about the PMFM Fund's Portfolio Management Team. The Statement of Additional Information for the PMFM Fund (incorporated herein by reference) provides additional information about the PMFM Fund's Portfolio Management Team and their compensation, other managed accounts and ownership of securities in the PMFM Fund.

FINANCIAL STATEMENTS

Shown below are the financial statements for each Fund The first table presents the Portfolio of Investments for each Fund. The second table presents Statements of Assets and Liabilities for each Fund. The third table presents Statements of Operations for each Fund

                       [financial statements to be added]

                        THE MURPHYMORRIS INVESTMENT TRUST
                              MURPHYMORRIS ETF FUND

                         SPECIAL MEETING OF SHAREHOLDERS
                             SCHEDULED TO BE HELD ON
                               ____________, 2005

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES of The MurphyMorris Investment Trust ("Trust"), on behalf of the MurphyMorris ETF Fund ("Fund"), for use at the special meeting of shareholders ("Special Meeting") to be held at the offices of the Trust's transfer agent, North Carolina Shareholder Services, LLC, 116 South Franklin Street, Rocky Mount, North Carolina 27804 on __________, 2005 at ___ a.m. The undersigned hereby appoints Tracey L. Hendricks and Julian G. Winters, each of them with full power of substitution, as proxies of the undersigned to vote at the above stated Special Meeting and at all adjournments thereof, all shares of beneficial interest of the Fund that are held of record by the undersigned on the record date for the Special Meeting, upon the proposal indicated below:

IF THIS PROXY CARD IS RETURNED, AND NO CHOICE IS INDICATED, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THE MATTER PRESENTED. THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE "FOR" THE FOLLOWING PROPOSAL.



                                                FOR        AGAINST       ABSTAIN
1.  To  approve  an  Agreement  and  Plan  of   [ ]          [ ]           [ ]
Reorganization  providing for the acquisition
of all of the assets of the  MurphyMorris ETF
Fund by the  PMFM  Core  Advantage  Portfolio
Trust in  exchange  for shares of  beneficial
interest of the PMFM Core Advantage Portfolio
Trust,   as  more  fully   described  in  the
Prospectus/Proxy  Statement  dated  March  7,
2005,    together   with   each   and   every
transaction contemplated thereby.


2. To transact such other business as may properly come before the meeting, or any adjournments thereof.

Please sign exactly as your name appears on this card. When an account is held by joint tenants, all should sign. When signing as executor, administrator, trustee or guardian, please give title. If a corporation or partnership, indicate the entity's name and sign as an authorized person.

x                                           x
_____________________________               _____________________________
Signature              (Date)               Signature             (Date)
(Please sign within the box)                (Please sign within the box)

                                 THE PMFM FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article VII of the Registrant's Amended Declaration of Trust states as follows:

     Under  Delaware  statutes,  Section  3817  of  the  Treatment  of  Delaware
Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

     Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

     Article VII. Section 3. Indemnification.

          (a) Subject to the exceptions and limitations  contained in Subsection
     (b) below:

               (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

               (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
     Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

               (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

          (d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

          (e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     In addition, the Registrant has entered into an Investment Advisory Agreements with its Advisor and Distribution Agreements with its Distributor. These agreements provide indemnification for those entities and their affiliates. The Advisor's and Distributor's personnel may serve as trustees and officers of the Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that that the Securities and Exchange Commission has expressed its opinion that indemnification for liabilities under the 1933 Act is against public policy as expressed in the 1933 Act, so indemnification for 1933 Act liabilities may be unenforceable.


ITEM 16. EXHIBITS

(1)(a) Certificate of Trust of Registrant.

   (b) Amended and Restated Agreement and Declaration of Trust ("Trust Instrument") for the PMFM Investment Trust ("Registrant").^2

(2)      By-Laws of Registrant.^1

(3)      Not Applicable.

(4)      Form of Agreement and Plan of Reorganization.^10

(5)      Not Applicable.

(6)(a) Investment Advisory Agreement between the Registrant and PMFM, Inc. ("Advisor"), as advisor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

   (b) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Tactical Preservation Portfolio Trust (formerly known as the PMFM Moderate Portfolio Trust).^3

   (c) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Tactical Opportunities Portfolio Trust.^7

   (d) Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the PMFM Core Advantage Portfolio Trust.^9

(7)(a) Distribution Agreement between the Registrant and Capital Investment Group, Inc. ("Distributor"), as distributor for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

   (b)   Distribution  Agreement between the Registrant and the Distributor,  as
         distributor  for  the  PMFM  Tactical   Preservation   Portfolio  Trust
         (formerly known as the PMFM Moderate Portfolio Trust).^3

   (c) Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Tactical Opportunities Portfolio Trust.^7

   (d) Distribution Agreement between the Registrant and the Distributor, as distributor for the PMFM Core Advantage Portfolio Trust.^9

(8)      Not Applicable.

(9)(a)   Master   Custodian   Agreement   between  The   Nottingham   Management
         Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

   (b) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

   (c)   Second  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

   (d) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

   (e)   Fourth  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^2

   (f) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^3

   (g) Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^5

   (h)   Seventh  Addendum  to  the  Master  Custodian   Agreement  between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^6

   (i)   Eighth  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^9

   (j) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. ("Custodian"), as custodian for the Registrant.^2

(10)(a) Distribution Plan under Rule 12b-1 for the PMFM Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^2

    (b)  Amended  and  Restated  Distribution  Plan  under  Rule  12b-1 for PMFM
         Managed Portfolio Trust (formerly known as the PMFM ETF Portfolio Trust).^6

   (c)   Distribution  Plan  under Rule  12b-1 for the PMFM  Moderate  Portfolio
         Trust.^3

   (d) Amended and Restated Plan under Rule 12b-1 for the PMFM Moderate Portfolio Trust.^6

   (e) Plan under Rule 12b-1 for the PMFM Tactical Opportunities Portfolio Trust.^7

   (f)   Plan under Rule 12b-1 for the PMFM Core Advantage Portfolio Trust.^8

   (g)   Rule 18f-3 Multi-Class Plan.^3

   (h)   Amended and Restated Rule 18f-3 Multi-Class Plan.^6

(11) Form of opinion of Kilpatrick Stockton LLP regarding legality of issuance of shares.^9

(12) Form of opinion of Kilpatrick Stockton LLP regarding certain tax matters.^9

(13)     Not Applicable.

(14)     Consent of Independent Auditors.^9

(15)     Not Applicable.

(16)     Powers of Attorney.^2

(17)     Not Applicable.

-----------------------------

^1 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed March 10, 2003 (File No. 333-103714).
^2 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Pre-Effective Amendment No. 1 filed June 27, 2003 (File No. 333-103714).
^3 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 1 filed December 11, 2003 (File No. 333-103714).
^4 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 2 filed March 2, 2004 (File No. 333-103714).
^5 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 3 filed April1, 2004 (File No. 333-103714).
^6 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 4 filed July 20, 2004 (File No. 333-103714).
^7 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No. 5 filed September 27, 2004 (File No. 333-103714).
^8 Incorporated herein by reference to Registrant's Registration Statement on Form N-1A Post-Effective Amendment No.6 filed December 22, 2004(File No. 333-103714).
^9   To be filed by Amendment.
^10  Filed herewith as Exhibit A to the Proxy Statement/Prospectus.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion upon the closing of the transaction.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of Registrant in the City of Rocky Mount, and State of North Carolina on this 9th day of March 2005.


                                            PMFM INVESTMENT TRUST

                                            /s/ Julian G. Winters, Secretary
                                            _______________________________
                                            Julian G. Winters, Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              *                                                    March 9, 2005
___________________________________________                        _____________
James M. Baker, Trustee                                            Date


              *                                                    March 9, 2005
___________________________________________                        _____________
Donald L. Beasley, Trustee, Chairman and Treasurer                 Date


              *                                                    March 9, 2005
___________________________________________                        _____________
Timothy A. Chapman, President                                      Date


              *                                                    March 9, 2005
___________________________________________                        _____________
Norman A. McLean, Trustee                                          Date


/s/ Tracey L. Hendricks                                            March 9, 2005
___________________________________________                        _____________
Tracey L. Hendricks, Assistant Secretary and Assistant Treasurer   Date


* By: /s/ Julian G. Winters                                        March 9, 2005
      ___________________________________________                  _____________
       Julian G. Winters, Attorney-in-Fact and Secretary           Date